UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05202
BNY Mellon Investment Funds IV, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Bond Market Index Fund
BNY Mellon Institutional S&P 500 Stock Index Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Bond Market Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – DBIRX
This semi-annual shareholder report contains important information about BNY Mellon Bond Market Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$8	0.15%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$507	2,610	93.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Sector Allocation (Based on Net Assets)

Government
48.5%
Mortgage Securities
26.3%
Financial
7.8%
Investment Companies
5.0%
Consumer, Non-cyclical
4.4%
Utilities
2.2%
Communications
1.9%
Technology
1.9%
Industrial
1.8%
Consumer, Cyclical
1.7%
Energy
1.6%
Net Other Assets and Liabilities
-3.1%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
44.6%
U.S. Government Agencies Mortgage-Backed - Long
27.0%
Corporate Bonds and Notes
25.2%
Investment Companies
5.0%
Foreign Governmental
1.2%
U.S. Government Agencies Collateralized Municipal-Backed
0.9%
Commercial Mortgage-Backed
0.8%
Municipal Securities
0.7%
U.S. Government Agencies Obligations
0.7%
Asset-Backed Securities
0.3%
U.S. Government Agencies Mortgage-Backed - Short
-2.4%
Net Other Assets and Liabilities
-4.0%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0710SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Bond Market Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Investor Shares – DBMIX
This semi-annual shareholder report contains important information about BNY Mellon Bond Market Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$20	0.40%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$507	2,610	93.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0310SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Institutional S&P 500 Stock Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – DSPIX
This semi-annual shareholder report contains important information about BNY Mellon Institutional S&P 500 Stock Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$10	0.20%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,422	505	1.05%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
30.2%
Financials
14.4%
Health Care
10.8%
Consumer Discretionary
10.3%
Communication Services
9.3%
Industrials
8.5%
Consumer Staples
6.1%
Energy
3.2%
Utilities
2.5%
Real Estate
2.2%
Materials
2.0%
Net Other Assets and Liabilities
0.5%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0713SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Bond Market Index Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
I	DBIRX
Investor	DBMIX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Bond Market Index Fund
STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4%
Aerospace & Defense — .4%
GE Capital International Funding Co., Gtd. Notes	4.42	11/15/2035	100,000	95,303
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	150,000	125,182
General Electric Co., Sr. Unscd. Notes	4.35	5/1/2050	100,000	83,268
HEICO Corp., Gtd. Notes	5.35	8/1/2033	100,000	101,210
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.05	4/27/2045	100,000	91,710
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	250,000	207,161
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	125,502
Northrop Grumman Corp., Sr. Unscd. Notes	4.70	3/15/2033	100,000	98,859
RTX Corp., Sr. Unscd. Notes	3.13	5/4/2027	110,000	107,560
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	210,000	208,389
RTX Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	88,833
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	75,000	80,657
RTX Corp., Sr. Unscd. Notes	6.40	3/15/2054	75,000	80,615
RTX Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	159,069
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	150,824
The Boeing Company, Sr. Unscd. Notes(a)	3.75	2/1/2050	125,000	86,642
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	252,483
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	100,000	92,342
				2,235,609
Agriculture — .3%
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	80,000	57,622
Altria Group, Inc., Gtd. Notes	3.70	2/4/2051	200,000	134,898
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	150,000	150,954
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	43,000	42,214
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	157,936
BAT Capital Corp., Gtd. Notes	5.63	8/15/2035	200,000	200,915
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	200,000	180,245
Bunge Ltd. Finance Corp., Gtd. Notes	4.20	9/17/2029	300,000	296,328
Philip Morris International, Inc., Sr. Unscd. Notes	4.50	3/20/2042	150,000	129,803
Philip Morris International, Inc., Sr. Unscd. Notes	4.75	2/12/2027	100,000	101,085
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	150,000	153,226
				1,605,226
Airlines — .1%
American Airlines Pass Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	324,641	313,133
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	230,501	199,751
Southwest Airlines Co., Sr. Unscd. Notes	5.13	6/15/2027	125,000	125,377
				638,261
Asset-Backed Certificates/Auto Receivables — .2%
Ally Auto Receivables Trust, Ser. 2024-2, Cl. A3	4.14	7/16/2029	100,000	99,888
CarMax Auto Owner Trust, Ser. 2023-4, Cl. A3	6.00	7/17/2028	200,000	203,319
GM Financial Automobile Leasing Trust, Ser. 2024-2, Cl. A3	5.39	7/20/2027	150,000	151,558
Hyundai Auto Receivables Trust, Ser. 2023-C, Cl. A3	5.54	10/16/2028	325,000	329,408
Hyundai Auto Receivables Trust, Ser. 2024-B, Cl. A3	4.84	3/15/2029	100,000	101,156
Mercedes-Benz Auto Receivables Trust, Ser. 2025-1, Cl. A4	4.92	4/15/2031	100,000	102,410
Nissan Auto Receivables Owner Trust, Ser. 2024-A, Cl. A3	5.28	12/15/2028	100,000	101,175
Toyota Auto Receivables Owner Trust, Ser. 2022-C, Cl. A4	3.77	2/15/2028	100,000	99,417
				1,188,331

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Asset-Backed Certificates/Credit Cards — .1%
American Express Credit Account Master Trust, Ser. 2023-2, Cl. A	4.80	5/15/2030	250,000	255,454
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, Cl. A2	1.39	7/15/2030	300,000	275,479
				530,933
Automobiles & Components — .8%
American Honda Finance Corp., Sr. Unscd. Notes	4.40	10/5/2026	200,000	199,939
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	100,116
American Honda Finance Corp., Sr. Unscd. Notes(a)	5.65	11/15/2028	100,000	103,971
Aptiv Swiss Holdings Ltd., Gtd. Notes	5.75	9/13/2054	200,000	171,662
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000	58,871
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	100,000	102,190
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.95	5/28/2027	200,000	195,810
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.13	11/5/2026	200,000	198,194
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	11/7/2028	200,000	204,138
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	200,000	201,523
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000	177,080
General Motors Co., Sr. Unscd. Notes	5.20	4/1/2045	190,000	155,940
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	100,000	85,001
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	300,000	278,818
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	30,000	25,691
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.40	5/8/2027	100,000	101,033
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.80	1/7/2029	100,000	102,093
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.85	4/6/2030	100,000	101,758
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	200,000	178,294
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	200,000	236,461
PACCAR Financial Corp., Sr. Unscd. Notes	5.05	8/10/2026	200,000	202,644
Toyota Motor Corp., Sr. Unscd. Bonds	3.67	7/20/2028	200,000	198,554
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	100,000	102,824
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	150,000	128,783
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.63	1/12/2028	200,000	202,386
				3,813,774
Banks — 5.6%
Banco Santander SA, Sr. Notes	3.80	2/23/2028	400,000	391,015
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	173,486
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	260,000	223,523
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	270,000	244,469
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000	108,671
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000	102,852
Bank of America Corp., Sr. Unscd. Notes(a)	2.97	7/21/2052	85,000	53,578
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000	105,544
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000	122,689
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000	178,897
Bank of America Corp., Sr. Unscd. Notes	4.98	1/24/2029	100,000	101,348
Bank of America Corp., Sr. Unscd. Notes	5.00	1/21/2044	250,000	231,329
Bank of America Corp., Sr. Unscd. Notes	5.16	1/24/2031	100,000	101,895
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	100,000	101,466
Bank of America Corp., Sr. Unscd. Notes	5.51	1/24/2036	100,000	101,399
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	150,000	156,354
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	300,000	312,334
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	50,000	34,986
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000	178,403

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Banks — 5.6% (continued)
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	250,000	248,736
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	100,000	101,553
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	90,000	86,480
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	200,000	198,672
Barclays PLC, Sr. Unscd. Notes(a)	5.25	8/17/2045	300,000	281,868
Barclays PLC, Sr. Unscd. Notes	5.83	5/9/2027	200,000	202,111
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	200,000	208,596
Citibank NA, Sr. Unscd. Notes	4.88	11/19/2027	250,000	251,764
Citigroup, Inc., Sr. Unscd. Notes	3.67	7/24/2028	250,000	245,414
Citigroup, Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000	50,435
Citigroup, Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000	98,869
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	200,000	160,299
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/23/2048	150,000	126,193
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	70,000	68,804
Citigroup, Inc., Sr. Unscd. Notes	6.27	11/17/2033	300,000	318,084
Citigroup, Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000	106,135
Citigroup, Inc., Sub. Notes	5.83	2/13/2035	100,000	99,445
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	100,000	102,391
Cooperatieve Rabobank UA, Gtd. Notes(a)	5.25	8/4/2045	250,000	230,061
Deutsche Bank AG, Sub. Notes	7.08	2/10/2034	200,000	209,002
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000	192,570
First Citizens BancShares, Inc., Sr. Unscd. Notes	5.23	3/12/2031	100,000	99,796
Goldman Sachs Bank USA, Sr. Unscd. Notes	5.41	5/21/2027	200,000	201,906
Goldman Sachs Capital I, Ltd. Gtd. Notes	6.35	2/15/2034	100,000	102,297
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	400,000	404,429
HSBC Holdings PLC, Sr. Unscd. Notes(a)	5.40	8/11/2033	300,000	303,409
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	250,000	274,909
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.50	1/24/2036	50,000	50,892
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.57	4/22/2036	100,000	102,322
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	64,271
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	55,318
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000	265,969
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000	97,546
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	81,180
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	200,000	164,302
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000	298,055
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	100,000	99,969
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	200,000	202,190
JPMorgan Chase & Co., Sr. Unscd. Notes	4.92	1/24/2029	100,000	101,435
JPMorgan Chase & Co., Sr. Unscd. Notes	4.95	10/22/2035	400,000	390,818
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	100,000	101,700
JPMorgan Chase & Co., Sr. Unscd. Notes	5.04	1/23/2028	100,000	100,994
JPMorgan Chase & Co., Sr. Unscd. Notes	5.14	1/24/2031	100,000	102,157
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	200,000	200,397
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	100,000	100,874
JPMorgan Chase & Co., Sr. Unscd. Notes	5.77	4/22/2035	65,000	67,396
JPMorgan Chase Bank NA, Sr. Unscd. Notes	5.11	12/8/2026	250,000	253,840
KeyBank NA, Sub. Notes	6.95	2/1/2028	100,000	105,643
KeyCorp, Sr. Unscd. Notes(a)	6.40	3/6/2035	200,000	209,618
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	3.75	2/15/2028	105,000	105,519

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Banks — 5.6% (continued)
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes(a)	4.13	7/15/2033	200,000	199,698
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.38	3/1/2027	200,000	202,580
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes, Ser. GLOB	3.88	5/15/2028	200,000	201,772
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.55	8/16/2028	300,000	299,869
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.59	11/26/2035	200,000	200,365
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	200,000	199,236
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	2.05	7/17/2030	200,000	175,435
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.29	7/26/2038	200,000	182,318
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.24	4/19/2029	200,000	204,256
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	300,000	306,300
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.62	4/24/2036	200,000	204,454
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.42	5/13/2036	200,000	200,733
Mizuho Financial Group, Inc., Sr. Unscd. Notes(a)	5.67	5/27/2029	300,000	309,788
Morgan Stanley, Sr. Unscd. Notes	1.51	7/20/2027	140,000	135,195
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	300,000	291,337
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	375,000	316,385
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000	82,049
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000	159,886
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000	74,684
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000	176,788
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	250,000	208,409
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	200,000	203,206
Morgan Stanley, Sr. Unscd. Notes	5.42	7/21/2034	100,000	101,087
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	100,000	101,051
Morgan Stanley, Sr. Unscd. Notes	5.66	4/17/2036	200,000	204,291
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	100,000	107,117
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000	342,540
Morgan Stanley, Sub. Notes	3.95	4/23/2027	250,000	248,076
Morgan Stanley, Sub. Notes	5.95	1/19/2038	100,000	100,843
National Australia Bank Ltd., Sr. Unscd. Notes	2.50	7/12/2026	250,000	245,587
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	250,000	259,114
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	200,000	201,094
Royal Bank of Canada, Sr. Unscd. Notes	4.51	10/18/2027	200,000	200,275
Royal Bank of Canada, Sr. Unscd. Notes	5.15	2/1/2034	100,000	101,471
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000	281,452
State Street Corp., Sr. Unscd. Notes	5.27	8/3/2026	100,000	101,425
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.45	1/11/2027	160,000	157,971
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.52	1/13/2028	200,000	206,106
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	200,000	204,793
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.78	7/13/2033	200,000	207,883
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	200,000	208,225
Sumitomo Mitsui Financial Group, Inc., Sub. Notes(a)	6.18	7/13/2043	100,000	105,687
Synovus Bank/Columbus GA, Sr. Unscd. Notes	5.63	2/15/2028	250,000	250,923
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	9/15/2026	300,000	288,114
The Bank of Nova Scotia, Sr. Unscd. Notes	4.74	11/10/2032	200,000	198,143
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	200,000	198,139
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.54	9/10/2027	140,000	134,458
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.95	10/21/2027	130,000	125,250
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	150,000	131,934
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	100,000	96,731

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Banks — 5.6% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000	104,167
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000	114,688
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000	48,369
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000	147,179
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028	200,000	201,879
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.21	1/28/2031	100,000	101,733
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.33	7/23/2035	200,000	198,838
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/28/2036	100,000	101,024
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.73	1/28/2056	200,000	194,957
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	100,000	107,499
The Korea Development Bank, Sr. Unscd. Bonds	0.80	7/19/2026	300,000	288,283
The Korea Development Bank, Sr. Unscd. Notes	4.63	2/15/2027	300,000	302,804
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	200,000	193,257
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.35	12/2/2028	300,000	306,661
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.68	1/22/2035	100,000	101,959
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000	174,316
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	100,000	85,194
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	200,000	194,299
U.S. Bancorp, Sr. Unscd. Notes	5.42	2/12/2036	200,000	200,720
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	100,000	101,930
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000	493,996
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000	133,705
Wells Fargo & Co., Sr. Unscd. Notes	5.50	1/23/2035	100,000	100,804
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	100,000	101,398
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000	498,404
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000	499,587
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	250,000	208,814
Wells Fargo Bank NA, Sr. Unscd. Notes	5.25	12/11/2026	250,000	254,068
Wells Fargo Bank NA, Sr. Unscd. Notes	5.45	8/7/2026	250,000	253,637
Westpac Banking Corp., Sr. Unscd. Notes	2.85	5/13/2026	200,000	197,419
Westpac Banking Corp., Sr. Unscd. Notes	4.60	10/20/2026	200,000	201,730
Westpac Banking Corp., Sr. Unscd. Notes	5.05	4/16/2029	200,000	206,215
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	200,000	206,734
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	200,000	145,959
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	100,000	108,863
Zions Bancorp NA, Sub. Notes	6.82	11/19/2035	250,000	246,710
				28,093,193
Beverage Products — .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	290,000	280,472
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.50	6/1/2030	100,000	96,053
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.00	6/15/2034	100,000	100,908
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	120,000	121,658
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.80	1/23/2059	150,000	151,992
Constellation Brands, Inc., Sr. Unscd. Notes	2.88	5/1/2030	200,000	183,447
Diageo Capital PLC, Gtd. Notes(a)	5.63	10/5/2033	200,000	207,942
Keurig Dr. Pepper, Inc., Gtd. Notes	4.50	4/15/2052	100,000	81,764
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000	119,866
PepsiCo, Inc., Sr. Unscd. Notes	2.63	7/29/2029	200,000	188,568
PepsiCo, Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000	24,868

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Beverage Products — .4% (continued)
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000	111,294
The Coca-Cola Company, Sr. Unscd. Notes	5.20	1/14/2055	100,000	95,708
				1,764,540
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	34,000	33,024
Carrier Global Corp., Sr. Unscd. Notes	6.20	3/15/2054	50,000	52,525
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Sr. Unscd. Notes	4.90	12/1/2032	100,000	98,721
Martin Marietta Materials, Inc., Sr. Unscd. Notes	5.50	12/1/2054	100,000	92,956
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000	77,140
				354,366
Chemicals — .3%
DuPont de Nemours, Inc., Sr. Unscd. Notes	4.73	11/15/2028	100,000	101,152
DuPont de Nemours, Inc., Sr. Unscd. Notes	5.42	11/15/2048	125,000	122,184
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	150,000	126,024
Ecolab, Inc., Sr. Unscd. Notes	2.13	8/15/2050	175,000	93,824
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	200,000	176,348
Nutrien Ltd., Sr. Unscd. Notes	4.50	3/12/2027	100,000	100,285
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	191,000	173,969
The Dow Chemical Company, Sr. Unscd. Notes	3.60	11/15/2050	200,000	130,950
The Dow Chemical Company, Sr. Unscd. Notes(a)	6.30	3/15/2033	100,000	106,614
The Mosaic Company, Sr. Unscd. Notes	5.38	11/15/2028	100,000	102,326
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000	82,963
The Sherwin-Williams Company, Sr. Unscd. Notes	4.55	3/1/2028	200,000	201,213
Westlake Corp., Sr. Unscd. Notes	3.38	8/15/2061	100,000	58,337
				1,576,189
Commercial & Professional Services — .2%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	94,264
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000	63,479
Equifax, Inc., Sr. Unscd. Notes	5.10	12/15/2027	200,000	202,561
Moody’s Corp., Sr. Unscd. Notes(a)	2.00	8/19/2031	200,000	171,548
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	95,000	89,354
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	125,000	88,944
S&P Global, Inc., Gtd. Notes	2.30	8/15/2060	100,000	50,834
S&P Global, Inc., Gtd. Notes	2.70	3/1/2029	50,000	47,213
The Georgetown University, Sr. Unscd. Bonds(a)	5.12	4/1/2053	100,000	92,767
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	80,896
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	100,000	71,219
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	37,018
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	100,000	79,906
				1,170,003
Commercial Mortgage Pass-Through Certificates — .8%
Bank, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	367,693
Bank, Ser. 2020-BN27, Cl. AS	2.55	4/15/2063	150,000	129,739
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	174,295
BBCMS Mortgage Trust, Ser. 2022-C15, Cl. A5	3.66	4/15/2055	300,000	276,775
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	290,210
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000	412,357
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.59	5/15/2055	150,000	144,113
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	250,000	243,876

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Commercial Mortgage Pass-Through Certificates — .8% (continued)
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/10/2052	250,000	232,046
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	184,105
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	300,000	292,806
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	494,276
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	600,000	592,387
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	163,133	160,819
				3,995,497
Consumer Discretionary — .2%
D.R. Horton, Inc., Gtd. Notes	5.00	10/15/2034	100,000	97,127
Hyatt Hotels Corp., Sr. Unscd. Notes	5.38	12/15/2031	100,000	99,469
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	3/30/2032	200,000	200,505
Las Vegas Sands Corp., Sr. Unscd. Notes	3.50	8/18/2026	100,000	97,842
Marriott International, Inc., Sr. Unscd. Notes	5.00	10/15/2027	200,000	202,869
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	100,000	85,664
Warnermedia Holdings, Inc., Gtd. Notes	5.14	3/15/2052	100,000	68,407
Warnermedia Holdings, Inc., Gtd. Notes	5.39	3/15/2062	100,000	68,079
				919,962
Consumer Durables & Apparel — .1%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	100,000	69,506
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000	185,244
				254,750
Consumer Staples — .2%
Church & Dwight Co., Inc., Sr. Unscd. Notes	3.95	8/1/2047	150,000	116,278
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	100,000	77,851
Haleon US Capital LLC, Gtd. Notes	3.63	3/24/2032	250,000	232,113
Kenvue, Inc., Gtd. Notes	5.20	3/22/2063	100,000	92,740
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	2.60	4/15/2030	150,000	136,743
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	200,000	177,064
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	150,000	129,096
				961,885
Diversified Financials — .8%
Apollo Global Management, Inc. , Gtd. Notes	5.80	5/21/2054	100,000	95,952
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000	264,316
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.38	12/15/2031	150,000	150,681
Ally Financial, Inc., Sr. Unscd. Notes	6.85	1/3/2030	100,000	103,844
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	300,000	294,970
Ares Capital Corp., Sr. Unscd. Bonds	5.80	3/8/2032	150,000	146,635
BlackRock Funding, Inc., Gtd. Notes	5.00	3/14/2034	100,000	101,441
Blue Owl Capital Corp., Sr. Unscd. Notes	3.40	7/15/2026	100,000	97,232
Blue Owl Capital Corp. II, Sr. Unscd. Notes	8.45	11/15/2026	150,000	156,321
Capital One Financial Corp., Sr. Unscd. Notes	3.27	3/1/2030	200,000	188,530
Capital One Financial Corp., Sub. Notes	3.75	7/28/2026	200,000	197,661
Golub Capital BDC, Inc., Sr. Unscd. Notes	7.05	12/5/2028	100,000	104,359
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	75,000	54,201
Intercontinental Exchange, Inc., Sr. Unscd. Notes(a)	3.00	6/15/2050	200,000	129,689
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.60	3/15/2033	50,000	49,370
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000	58,790
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.45	6/8/2027	35,000	36,200
Lazard Group LLC, Sr. Unscd. Notes	6.00	3/15/2031	100,000	103,035
Legg Mason, Inc., Gtd. Notes	5.63	1/15/2044	100,000	96,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Diversified Financials — .8% (continued)
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	200,000	192,392
Mastercard, Inc., Sr. Unscd. Notes	3.85	3/26/2050	100,000	78,165
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	103,000	76,283
Nomura Holdings, Inc., Sr. Unscd. Notes	2.17	7/14/2028	300,000	277,872
Nuveen Churchill Direct Lending Corp., Sr. Unscd. Notes	6.65	3/15/2030	150,000	152,538
Oaktree Specialty Lending Corp., Sr. Unscd. Notes(a)	7.10	2/15/2029	100,000	101,852
Sixth Street Lending Partners, Sr. Unscd. Notes	6.50	3/11/2029	150,000	152,589
Sixth Street Specialty Lending, Inc., Sr. Unscd. Notes(a)	6.95	8/14/2028	100,000	103,875
Synchrony Financial, Sr. Unscd. Notes(a)	2.88	10/28/2031	100,000	84,792
The Charles Schwab Corp., Sr. Unscd. Notes	2.90	3/3/2032	200,000	176,384
TPG Operating Group II LP, Gtd. Notes	5.88	3/5/2034	100,000	100,968
Visa, Inc., Sr. Unscd. Notes	2.00	8/15/2050	140,000	75,974
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000	42,141
				4,045,512
Electronic Components — .1%
Honeywell International, Inc., Sr. Unscd. Notes	1.10	3/1/2027	200,000	189,388
Jabil, Inc., Sr. Unscd. Notes	3.00	1/15/2031	200,000	179,003
Jabil, Inc., Sr. Unscd. Notes	5.45	2/1/2029	100,000	101,664
Keysight Technologies, Inc., Sr. Unscd. Notes	5.35	7/30/2030	100,000	102,692
				572,747
Energy — 1.6%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	4.49	5/1/2030	200,000	198,305
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	300,000	296,445
BP Capital Markets America, Inc., Gtd. Notes	4.23	11/6/2028	100,000	99,700
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	100,000	98,193
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	200,000	201,623
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	34,000	35,805
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	150,000	98,652
ConocoPhillips Co., Gtd. Notes(a)	5.05	9/15/2033	100,000	100,156
ConocoPhillips Co., Gtd. Notes	5.70	9/15/2063	100,000	93,640
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	100,000	91,035
Diamondback Energy, Inc., Gtd. Notes	5.15	1/30/2030	200,000	203,032
Diamondback Energy, Inc., Gtd. Notes	5.90	4/18/2064	100,000	88,782
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	250,000	249,193
Enbridge, Inc., Gtd. Notes	6.70	11/15/2053	150,000	158,008
Energy Transfer LP, Gtd. Notes	5.00	5/15/2044	100,000	82,416
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	200,000	189,029
Energy Transfer LP, Sr. Unscd. Notes	4.95	1/15/2043	100,000	82,837
Energy Transfer LP, Sr. Unscd. Notes	5.70	4/1/2035	200,000	198,111
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	100,000	104,640
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000	90,340
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	100,000	105,336
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	95,000	67,045
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000	59,741
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	200,000	176,609
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	200,000	204,276
EOG Resources, Inc., Sr. Unscd. Notes	3.90	4/1/2035	200,000	181,075
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000	163,077
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	230,000	151,692
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	200,000	228,358

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Energy — 1.6% (continued)
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	150,000	148,036
Kinder Morgan, Inc., Gtd. Notes(a)	3.60	2/15/2051	200,000	132,994
Kinder Morgan, Inc., Gtd. Notes	5.00	2/1/2029	400,000	404,225
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000	120,487
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	100,000	96,676
Occidental Petroleum Corp., Sr. Unscd. Notes	4.40	4/15/2046	200,000	142,186
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000	63,550
ONEOK, Inc., Gtd. Notes	5.05	11/1/2034	100,000	94,883
ONEOK, Inc., Gtd. Notes	5.55	11/1/2026	100,000	101,259
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	100,000	103,596
ONEOK, Inc., Gtd. Notes	5.85	11/1/2064	100,000	89,301
ONEOK, Inc., Gtd. Notes	6.63	9/1/2053	100,000	99,682
Plains All American Pipeline LP, Sr. Unscd. Notes	5.95	6/15/2035	100,000	100,116
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	100,000	81,778
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.00	3/15/2027	300,000	302,177
Shell Finance US, Inc., Gtd. Notes	2.38	11/7/2029	200,000	185,162
Shell Finance US, Inc., Gtd. Notes	2.75	4/6/2030	100,000	92,832
Shell Finance US, Inc., Gtd. Notes	3.25	4/6/2050	250,000	167,975
Shell Finance US, Inc., Gtd. Notes	4.13	5/11/2035	260,000	242,916
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)	4.91	9/1/2027	100,000	100,536
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)	6.18	10/1/2054	100,000	92,605
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000	35,977
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	200,000	208,598
Tennessee Gas Pipeline Co. LLC, Gtd. Debs.	7.63	4/1/2037	70,000	79,561
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	102,332
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	200,000	208,219
TotalEnergies Capital International SA, Gtd. Notes(a)	2.83	1/10/2030	170,000	160,087
TotalEnergies Capital International SA, Gtd. Notes	3.46	7/12/2049	50,000	34,841
TransCanada PipeLines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000	76,842
TransCanada PipeLines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	100,000	114,885
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000	171,481
				8,252,946
Environmental Control — .1%
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	100,000	100,608
Republic Services, Inc., Sr. Unscd. Notes	5.15	3/15/2035	100,000	101,164
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	200,000	200,821
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	100,000	81,266
Waste Management, Inc., Gtd. Notes	4.63	2/15/2030	100,000	101,508
Waste Management, Inc., Gtd. Notes	4.63	2/15/2033	100,000	99,632
				684,999
Food Products — .5%
Conagra Brands, Inc., Sr. Unscd. Notes(a)	4.85	11/1/2028	100,000	100,692
Conagra Brands, Inc., Sr. Unscd. Notes	5.30	10/1/2026	100,000	100,872
Conagra Brands, Inc., Sr. Unscd. Notes(a)	5.40	11/1/2048	60,000	53,421
General Mills, Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000	138,575
General Mills, Inc., Sr. Unscd. Notes	3.00	2/1/2051	150,000	93,995
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000	177,073
JBS USA Holding LUX Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	2.50	1/15/2027	100,000	96,532
JBS USA Holding LUX Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.75	4/1/2033	146,000	149,134
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	100,000	81,074

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Food Products — .5% (continued)
Kraft Heinz Foods Co., Gtd. Notes	5.20	3/15/2032	200,000	203,087
McCormick & Co., Inc., Sr. Unscd. Notes	2.50	4/15/2030	150,000	135,590
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000	126,923
Pilgrim’s Pride Corp., Gtd. Notes	6.25	7/1/2033	100,000	104,276
Sysco Corp., Gtd. Notes	5.38	9/21/2035	200,000	201,236
The Campbell’s Company, Sr. Unscd. Notes	4.15	3/15/2028	80,000	79,524
The Campbell’s Company, Sr. Unscd. Notes(a)	5.40	3/21/2034	100,000	100,872
The Hershey Company, Sr. Unscd. Notes	4.55	2/24/2028	200,000	203,486
The Hershey Company, Sr. Unscd. Notes	4.95	2/24/2032	200,000	203,136
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	150,000	148,396
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	250,000	224,250
				2,722,144
Foreign Governmental — 1.2%
Canada, Sr. Unscd. Notes	4.00	3/18/2030	200,000	202,294
Hungary, Sr. Unscd. Notes, Ser. 30Y	7.63	3/29/2041	300,000	332,116
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000	294,065
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	250,000	173,486
Israel, Sr. Unscd. Notes, Ser. 10Y	5.63	2/19/2035	200,000	198,830
Israel, Sr. Unscd. Notes, Ser. 30Y	3.38	1/15/2050	300,000	191,804
Japan Bank for International Cooperation, Govt. Gtd. Bonds	1.88	7/21/2026	500,000	487,913
Japan Bank for International Cooperation, Govt. Gtd. Notes	2.00	10/17/2029	300,000	276,470
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000	223,959
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000	187,030
Mexico, Sr. Unscd. Notes(a)	5.55	1/21/2045	350,000	303,885
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	177,694
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000	239,582
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000	128,926
Panama, Sr. Unscd. Notes	6.40	2/14/2035	100,000	94,798
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000	393,356
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000	318,366
Philippines, Sr. Unscd. Notes	5.17	10/13/2027	200,000	203,515
Philippines, Sr. Unscd. Notes	5.61	4/13/2033	200,000	208,175
Poland, Bonds	5.38	2/12/2035	200,000	202,403
Poland, Sr. Unscd. Notes	5.13	9/18/2034	60,000	59,923
Poland, Sr. Unscd. Notes	5.50	11/16/2027	300,000	309,436
Poland, Sr. Unscd. Notes	5.50	3/18/2054	75,000	69,846
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000	78,996
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	100,000	114,375
Province of Quebec Canada, Sr. Unscd. Notes(a)	3.63	4/13/2028	100,000	99,634
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000	92,663
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000	354,540
				6,018,080
Health Care — 2.8%
Abbott Laboratories, Sr. Unscd. Notes(a)	1.40	6/30/2030	100,000	87,788
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	100,000	93,879
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	110,000	110,597
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	290,000	235,465
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000	179,111
AbbVie, Inc., Sr. Unscd. Notes	4.80	3/15/2027	300,000	303,977
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	100,000	83,408

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Health Care — 2.8% (continued)
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	150,000	159,232
Agilent Technologies, Inc., Sr. Unscd. Notes	4.75	9/9/2034	100,000	96,239
Amgen, Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000	63,684
Amgen, Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000	141,369
Amgen, Inc., Sr. Unscd. Notes	3.00	1/15/2052	200,000	124,942
Amgen, Inc., Sr. Unscd. Notes	3.38	2/21/2050	60,000	41,031
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000	83,919
AstraZeneca Finance LLC, Gtd. Notes	4.80	2/26/2027	100,000	101,392
AstraZeneca Finance LLC, Gtd. Notes	5.00	2/26/2034	200,000	202,040
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	270,000	232,675
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000	274,697
Baxalta, Inc., Gtd. Notes	5.25	6/23/2045	200,000	185,528
Becton, Dickinson and Co., Sr. Unscd. Notes	4.69	2/13/2028	100,000	100,726
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	200,000	135,322
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000	49,328
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	78,000	75,489
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000	31,136
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	2/20/2028	90,000	89,803
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	90,000	73,979
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000	59,427
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.90	2/22/2027	100,000	101,653
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.20	2/22/2034	100,000	101,447
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.55	2/22/2054	100,000	96,421
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	200,000	168,310
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	100,000	92,197
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	230,000	211,623
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	190,000	160,626
CommonSpirit Health, Sr. Scd. Notes	5.55	12/1/2054	150,000	137,573
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000	72,681
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	300,000	297,783
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	250,000	225,588
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000	170,092
CVS Health Corp., Sr. Unscd. Notes	5.55	6/1/2031	200,000	205,589
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	250,000	214,060
Dignity Health, Scd. Bonds	5.27	11/1/2064	154,000	133,768
Elevance Health, Inc., Sr. Unscd. Notes	2.25	5/15/2030	200,000	179,485
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000	42,006
Elevance Health, Inc., Sr. Unscd. Notes	3.65	12/1/2027	300,000	295,226
Eli Lilly & Co., Sr. Unscd. Notes	4.15	8/14/2027	200,000	201,598
Eli Lilly & Co., Sr. Unscd. Notes	4.50	2/9/2027	100,000	101,096
Eli Lilly & Co., Sr. Unscd. Notes	4.75	2/12/2030	100,000	102,567
Eli Lilly & Co., Sr. Unscd. Notes	5.00	2/9/2054	100,000	92,961
Gilead Sciences, Inc., Sr. Unscd. Notes(a)	1.20	10/1/2027	80,000	74,758
Gilead Sciences, Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000	178,800
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	150,000	165,223
HCA, Inc., Gtd. Notes	4.13	6/15/2029	110,000	107,045
HCA, Inc., Gtd. Notes(a)	5.00	3/1/2028	200,000	202,337
HCA, Inc., Gtd. Notes	5.13	6/15/2039	50,000	46,149
HCA, Inc., Gtd. Notes	5.25	6/15/2049	100,000	86,839
HCA, Inc., Gtd. Notes	5.25	3/1/2030	200,000	203,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Health Care — 2.8% (continued)
Humana, Inc., Sr. Unscd. Notes	5.75	3/1/2028	150,000	154,539
Humana, Inc., Sr. Unscd. Notes	5.75	4/15/2054	100,000	91,807
Humana, Inc., Sr. Unscd. Notes	5.95	3/15/2034	100,000	102,651
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	200,000	136,812
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	38,081
Johnson & Johnson, Sr. Unscd. Notes(a)	4.95	6/1/2034	200,000	206,137
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	300,000	294,893
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000	44,709
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	100,000	80,775
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	200,000	173,884
Merck & Co., Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000	34,835
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000	34,618
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	55,000	47,762
Merck & Co., Inc., Sr. Unscd. Notes(a)	4.50	5/17/2033	200,000	198,239
Mylan, Inc., Gtd. Notes	5.40	11/29/2043	150,000	119,644
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	250,000	190,545
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	240,000	217,271
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000	38,007
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.45	5/19/2028	200,000	201,607
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	200,000	197,565
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	200,000	185,356
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	300,000	210,113
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	183,713
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000	85,140
Stryker Corp., Sr. Unscd. Notes	4.85	12/8/2028	100,000	101,909
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	200,000	203,719
The Cigna Group, Gtd. Notes	3.88	10/15/2047	75,000	55,403
The Cigna Group, Gtd. Notes	4.38	10/15/2028	230,000	229,658
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	80,000	70,277
The Cigna Group, Sr. Unscd. Notes	5.60	2/15/2054	100,000	94,319
The Mount Sinai Hospital, Scd. Bonds, Ser. 2019	3.74	7/1/2049	200,000	132,716
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	2.80	10/15/2041	200,000	140,998
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000	166,719
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000	66,001
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000	54,461
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.20	5/15/2032	45,000	43,326
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	80,000	63,934
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000	49,410
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	75,000	63,485
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.25	2/15/2028	150,000	154,466
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.30	2/15/2030	150,000	155,764
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.35	2/15/2033	100,000	102,508
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	100,000	92,865
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	100,000	101,305
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	210,000	238,695
UPMC, Scd. Bonds	5.04	5/15/2033	100,000	99,427
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	150,000	129,909
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	4.70	2/19/2027	200,000	200,893

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Health Care — 2.8% (continued)
Zoetis, Inc., Sr. Unscd. Notes	3.00	5/15/2050	150,000	96,697
Zoetis, Inc., Sr. Unscd. Notes	5.60	11/16/2032	100,000	104,783
				14,167,515
Industrial — .6%
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.40	10/15/2027	200,000	201,473
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.45	10/16/2026	200,000	201,560
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.60	11/15/2027	200,000	202,668
Caterpillar Financial Services Corp., Sr. Unscd. Notes	5.00	5/14/2027	100,000	102,005
Caterpillar, Inc., Sr. Unscd. Notes(a)	3.25	4/9/2050	150,000	103,847
CNH Industrial Capital LLC, Gtd. Notes	4.55	4/10/2028	100,000	99,847
Eaton Corp., Gtd. Notes	4.15	11/2/2042	200,000	169,560
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	100,000	110,071
Huntington Ingalls Industries, Inc., Gtd. Notes	5.75	1/15/2035	200,000	203,943
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000	138,850
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	100,000	102,013
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.45	6/15/2034	100,000	100,797
Jacobs Engineering Group, Inc., Gtd. Notes	6.35	8/18/2028	100,000	104,513
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	200,000	200,668
John Deere Capital Corp., Sr. Unscd. Notes	4.20	7/15/2027	100,000	100,524
John Deere Capital Corp., Sr. Unscd. Notes(a)	4.95	7/14/2028	100,000	102,680
Otis Worldwide Corp., Sr. Unscd. Notes	5.13	11/19/2031	200,000	203,579
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	300,000	287,564
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	40,000	31,023
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	150,000	153,931
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	150,000	130,700
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	150,000	122,138
				3,173,954
Information Technology — .7%
Adobe, Inc., Sr. Unscd. Notes	4.75	1/17/2028	250,000	255,494
Cadence Design Systems, Inc., Sr. Unscd. Notes	4.30	9/10/2029	100,000	99,837
Concentrix Corp., Sr. Unscd. Notes(a)	6.85	8/2/2033	100,000	101,400
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	200,000	171,894
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	100,000	78,632
Fiserv, Inc., Sr. Unscd. Notes	5.63	8/21/2033	100,000	101,918
Intuit, Inc., Sr. Unscd. Notes(a)	5.13	9/15/2028	200,000	206,953
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	361,000	223,897
Microsoft Corp., Sr. Unscd. Notes	2.68	6/1/2060	200,000	118,234
Microsoft Corp., Sr. Unscd. Notes	3.40	6/15/2027	100,000	99,490
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000	184,514
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	150,000	138,720
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	250,000	243,498
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	250,000	215,337
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	210,000	147,289
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	100,000	100,557
Oracle Corp., Sr. Unscd. Notes(a)	4.65	5/6/2030	100,000	100,287
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	100,000	91,680
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	150,000	160,019
Oracle Corp., Sr. Unscd. Notes	6.90	11/9/2052	65,000	69,988
Roper Technologies, Inc., Sr. Unscd. Notes	3.80	12/15/2026	250,000	247,799
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	100,000	63,545

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Information Technology — .7% (continued)
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	100,000	101,758
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.40	6/12/2029	100,000	102,915
				3,425,655
Insurance — .6%
American International Group, Inc., Sr. Unscd. Notes	4.75	4/1/2048	200,000	173,390
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	150,000	149,994
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	200,000	200,397
Aon Global Ltd., Gtd. Notes	4.60	6/14/2044	200,000	169,270
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	27,110
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	150,000	95,394
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	111,960
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	100,000	96,592
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	100,000	98,556
Corebridge Financial, Inc., Sr. Unscd. Notes	3.90	4/5/2032	100,000	92,157
Corebridge Financial, Inc., Sr. Unscd. Notes(a)	4.40	4/5/2052	100,000	78,265
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.35	3/22/2054	100,000	100,347
Markel Group, Inc., Sr. Unscd. Notes	6.00	5/16/2054	100,000	99,185
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.38	3/15/2029	70,000	70,185
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000	58,148
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes(a)	5.15	3/15/2034	200,000	202,726
MetLife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	200,000	160,895
NMI Holdings, Inc., Sr. Unscd. Notes	6.00	8/15/2029	100,000	101,271
Principal Financial Group, Inc., Gtd. Notes	2.13	6/15/2030	150,000	132,532
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000	54,413
Prudential Financial, Inc., Sr. Unscd. Notes	4.60	5/15/2044	200,000	172,592
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.15	6/15/2030	150,000	138,892
Reinsurance Group of America, Inc., Sr. Unscd. Notes	5.75	9/15/2034	100,000	101,419
The Chubb Corp., Gtd. Notes	6.00	5/11/2037	200,000	214,362
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	56,337
The Travelers Companies, Inc., Sr. Unscd. Notes	4.05	3/7/2048	150,000	120,088
				3,076,477
Internet Software & Services — .3%
Alphabet, Inc., Sr. Unscd. Notes	1.10	8/15/2030	100,000	86,276
Alphabet, Inc., Sr. Unscd. Notes	2.00	8/15/2026	150,000	146,674
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	100,000	87,896
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	150,000	140,460
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	200,000	119,090
Amazon.com, Inc., Sr. Unscd. Notes	3.30	4/13/2027	100,000	99,014
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000	94,897
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	100,000	77,986
eBay, Inc., Sr. Unscd. Notes	1.40	5/10/2026	300,000	290,666
eBay, Inc., Sr. Unscd. Notes(a)	3.65	5/10/2051	13,000	9,128
Meta Platforms, Inc., Sr. Unscd. Notes	4.75	8/15/2034	200,000	199,280
Meta Platforms, Inc., Sr. Unscd. Notes	4.95	5/15/2033	50,000	50,957
Meta Platforms, Inc., Sr. Unscd. Notes	5.40	8/15/2054	100,000	96,304
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	100,000	100,104
				1,598,732
Materials — .0%
Amcor Flexibles North America, Inc., Gtd. Notes(b)	5.10	3/17/2030	200,000	201,704

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Bonds	6.65	2/1/2034	100,000	103,563
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(a)	5.25	4/1/2053	200,000	158,235
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.50	4/1/2063	100,000	78,633
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.48	10/23/2045	250,000	233,040
Comcast Corp., Gtd. Bonds	4.00	8/15/2047	60,000	45,718
Comcast Corp., Gtd. Notes	1.50	2/15/2031	150,000	126,793
Comcast Corp., Gtd. Notes	2.45	8/15/2052	250,000	135,195
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000	64,299
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000	45,728
Comcast Corp., Gtd. Notes	4.60	10/15/2038	200,000	183,676
Comcast Corp., Gtd. Notes	4.65	2/15/2033	100,000	98,301
Comcast Corp., Gtd. Notes	5.50	5/15/2064	70,000	64,454
Comcast Corp., Gtd. Notes	6.45	3/15/2037	150,000	163,862
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	100,000	95,669
Fox Corp., Sr. Unscd. Notes	6.50	10/13/2033	200,000	212,837
Paramount Global, Sr. Unscd. Debs.	7.88	7/30/2030	150,000	164,457
Paramount Global, Sr. Unscd. Notes	4.90	8/15/2044	100,000	75,343
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	100,000	91,383
The Walt Disney Company, Gtd. Notes	3.50	5/13/2040	200,000	162,193
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	250,000	179,423
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	250,000	246,111
				2,728,913
Metals & Mining — .2%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	100,000	101,721
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	45,000	45,527
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	65,000	60,142
Kinross Gold Corp., Sr. Unscd. Notes	6.25	7/15/2033	100,000	105,209
Newmont Corp., Gtd. Notes	6.25	10/1/2039	126,000	135,357
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.35	3/15/2034	200,000	203,469
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	100,000	59,416
Rio Tinto Finance USA PLC, Gtd. Notes	4.88	3/14/2030	100,000	101,555
Rio Tinto Finance USA PLC, Gtd. Notes	5.13	3/9/2053	100,000	90,646
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	150,000	136,730
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	10/15/2050	60,000	38,780
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	100,000	93,337
				1,171,889
Municipal Securities — .7%
American Municipal Power, Inc., Revenue Bonds (Combined Hydroelectric Projects) Ser. B	8.08	2/15/2050	100,000	125,413
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	150,000	159,491
California, GO	3.50	4/1/2028	100,000	98,870
California, GO	4.88	9/1/2030	200,000	206,613
California, GO (Build America Bonds)	7.55	4/1/2039	300,000	362,764
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	215,544
Illinois, GO	5.10	6/1/2033	216,471	216,522
Massachusetts, GO (Build America Bond) Ser. D	4.50	8/1/2031	200,000	197,047
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	104,038

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Municipal Securities — .7% (continued)
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	265,000	312,099
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	200,000	241,562
New York City, GO (Sustainable Bond) Ser. B1	5.83	10/1/2053	20,000	20,718
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000	356,572
Oklahoma Development Finance Authority, Revenue Bonds (Natural Gas Company)	4.71	5/1/2052	200,000	185,247
Pennsylvania Turnpike Commission, Revenue Bonds (Build America Bond) Ser. B	5.51	12/1/2045	200,000	194,467
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	150,000	134,488
Texas, GO (Build America Bond)	5.52	4/1/2039	100,000	102,508
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.17	4/1/2041	100,000	101,009
				3,334,972
Real Estate — .9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.00	5/18/2032	100,000	80,834
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	100,000	93,807
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	150,000	133,489
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000	87,051
American Tower Corp., Sr. Unscd. Notes	5.00	1/31/2030	250,000	254,080
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	100,000	98,583
COPT Defense Properties LP, Gtd. Notes	2.00	1/15/2029	200,000	179,082
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	200,000	172,782
Crown Castle, Inc., Sr. Unscd. Notes	3.70	6/15/2026	230,000	227,473
Crown Castle, Inc., Sr. Unscd. Notes	5.80	3/1/2034	100,000	102,412
Equifax, Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000	131,108
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000	128,387
Federal Realty OP LP, Sr. Unscd. Notes	5.38	5/1/2028	100,000	102,281
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	7/1/2034	100,000	98,469
Invitation Homes Operating Partnership LP, Gtd. Notes	5.45	8/15/2030	100,000	102,682
Invitation Homes Operating Partnership LP, Gtd. Notes	5.50	8/15/2033	100,000	100,095
Kimco Realty OP LLC, Gtd. Notes(a)	2.70	10/1/2030	200,000	181,884
Mid-America Apartments LP, Sr. Unscd. Notes	5.30	2/15/2032	100,000	102,480
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	100,000	101,338
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	170,000	153,298
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000	22,457
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	250,000	247,972
Realty Income Corp., Sr. Unscd. Notes	4.70	12/15/2028	100,000	100,984
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	100,000	98,347
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	200,000	167,201
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	200,000	182,692
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	65,000	42,924
Simon Property Group LP, Sr. Unscd. Notes	3.80	7/15/2050	200,000	145,758
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	53,595
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	100,000	86,160
UDR, Inc., Gtd. Notes	2.10	8/1/2032	200,000	162,492
Ventas Realty LP, Gtd. Notes	4.00	3/1/2028	150,000	147,973
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	100,000	85,586
Welltower OP LLC, Gtd. Notes	4.13	3/15/2029	200,000	197,734
				4,373,490
Retailing — .6%
AutoZone, Inc., Sr. Unscd. Notes	5.05	7/15/2026	100,000	100,678

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Retailing — .6% (continued)
AutoZone, Inc., Sr. Unscd. Notes	5.13	6/15/2030	100,000	102,322
AutoZone, Inc., Sr. Unscd. Notes	5.20	8/1/2033	100,000	99,924
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	100,000	88,669
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	100,000	98,472
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	95,000	93,718
Lowe’s Companies, Inc., Sr. Unscd. Notes	2.80	9/15/2041	100,000	67,866
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.00	10/15/2050	100,000	61,107
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.65	4/5/2029	80,000	77,603
Lowe’s Companies, Inc., Sr. Unscd. Notes(a)	5.00	4/15/2033	100,000	99,712
Lowe’s Companies, Inc., Sr. Unscd. Notes	5.80	9/15/2062	150,000	141,653
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000	35,974
McDonald’s Corp., Sr. Unscd. Notes	5.45	8/14/2053	200,000	190,279
O’Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	300,000	253,237
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	100,000	79,730
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	100,000	98,694
Starbucks Corp., Sr. Unscd. Notes	4.85	2/8/2027	100,000	100,895
Target Corp., Sr. Unscd. Notes(a)	4.50	9/15/2032	75,000	73,950
The Home Depot, Inc., Sr. Unscd. Notes	3.35	4/15/2050	250,000	173,157
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	200,000	204,406
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	150,000	159,856
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	100,000	100,265
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000	81,769
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	100,000	100,263
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	150,000	130,629
				2,814,828
Semiconductors & Semiconductor Equipment — .6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000	107,667
Broadcom, Inc., Gtd. Notes(b)	2.60	2/15/2033	200,000	168,721
Broadcom, Inc., Gtd. Notes(b)	3.50	2/15/2041	200,000	155,286
Broadcom, Inc., Gtd. Notes	4.75	4/15/2029	210,000	211,951
Broadcom, Inc., Sr. Unscd. Notes	5.05	7/12/2029	200,000	203,974
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000	91,750
Intel Corp., Sr. Unscd. Notes	4.10	5/11/2047	80,000	57,614
Intel Corp., Sr. Unscd. Notes(a)	4.88	2/10/2028	100,000	100,936
Intel Corp., Sr. Unscd. Notes(a)	5.00	2/21/2031	200,000	200,417
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	65,000	51,000
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	100,000	100,987
Intel Corp., Sr. Unscd. Notes(a)	5.20	2/10/2033	100,000	98,299
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	100,000	89,162
KLA Corp., Sr. Unscd. Notes	5.25	7/15/2062	200,000	183,353
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	100,000	100,200
Micron Technology, Inc., Sr. Unscd. Notes	5.88	2/9/2033	100,000	102,136
Micron Technology, Inc., Sr. Unscd. Notes	5.88	9/15/2033	100,000	102,411
NVIDIA Corp., Sr. Unscd. Notes(a)	1.55	6/15/2028	300,000	279,363
Qualcomm, Inc., Sr. Unscd. Notes	4.30	5/20/2047	120,000	98,757
Qualcomm, Inc., Sr. Unscd. Notes	4.50	5/20/2052	25,000	20,725
Qualcomm, Inc., Sr. Unscd. Notes	5.40	5/20/2033	200,000	209,208
Texas Instruments, Inc., Sr. Unscd. Notes	4.15	5/15/2048	80,000	65,148

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Semiconductors & Semiconductor Equipment — .6% (continued)
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/8/2027	200,000	202,266
Texas Instruments, Inc., Sr. Unscd. Notes(a)	4.60	2/8/2029	200,000	203,192
				3,204,523
Supranational Bank — 1.4%
African Development Bank, Sr. Unscd. Bonds	4.00	3/18/2030	200,000	201,759
African Development Bank, Sr. Unscd. Notes	4.13	2/25/2027	200,000	201,434
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	200,000	175,565
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000	91,856
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000	87,969
Asian Development Bank, Sr. Unscd. Notes	3.88	9/28/2032	100,000	99,017
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	55,000	54,876
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2027	300,000	302,090
Asian Development Bank, Sr. Unscd. Notes	4.38	1/14/2028	300,000	305,732
Asian Development Bank, Sr. Unscd. Notes(a)	4.38	3/22/2035	200,000	202,460
Corporación Andina de Fomento, Sr. Unscd. Notes	4.13	1/7/2028	100,000	100,637
Corporación Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	100,000	102,863
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	150,000	137,208
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000	98,259
European Investment Bank, Sr. Unscd. Bonds	4.38	10/10/2031	300,000	307,306
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000	487,296
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	130,000	130,881
European Investment Bank, Sr. Unscd. Notes	4.00	2/15/2029	200,000	202,238
European Investment Bank, Sr. Unscd. Notes	4.38	3/19/2027	300,000	303,824
Export Development Canada, Govt. Gtd. Notes	3.88	2/14/2028	100,000	100,574
Export-Import Bank of Korea, Sr. Unscd. Notes	4.63	1/11/2027	200,000	201,529
Export-Import Bank of Korea, Sr. Unscd. Notes	5.00	1/11/2028	300,000	306,610
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000	78,302
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	150,000	147,492
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	100,000	98,963
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	100,000	95,869
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	100,000	98,104
Inter-American Development Bank, Sr. Unscd. Notes	4.38	2/1/2027	100,000	101,119
Inter-American Investment Corp., Sr. Unscd. Notes	4.13	2/15/2028	100,000	101,057
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000	151,476
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	2/14/2030	100,000	100,476
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	300,000	301,517
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000	173,499
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.50	7/12/2028	100,000	99,553
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.00	1/10/2031	300,000	302,184
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.50	4/10/2031	300,000	309,982
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.63	1/15/2032	115,000	119,201
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	1.38	4/20/2028	300,000	280,491
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	200,000	198,734
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	3.75	9/14/2027	100,000	100,230
				7,060,232
Technology Hardware & Equipment — .6%
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	200,000	177,886
Apple, Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000	152,973
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000	74,848
Apple, Inc., Sr. Unscd. Notes	2.80	2/8/2061	100,000	59,169

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Technology Hardware & Equipment — .6% (continued)
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000	50,187
Apple, Inc., Sr. Unscd. Notes	3.20	5/11/2027	200,000	197,685
Apple, Inc., Sr. Unscd. Notes	3.35	2/9/2027	100,000	99,202
Apple, Inc., Sr. Unscd. Notes	3.35	8/8/2032	45,000	42,479
Apple, Inc., Sr. Unscd. Notes	4.10	8/8/2062	75,000	59,431
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	100,000	101,522
Apple, Inc., Sr. Unscd. Notes	4.25	2/9/2047	150,000	128,107
Apple, Inc., Sr. Unscd. Notes(a)	4.85	5/10/2053	200,000	188,544
Booz Allen Hamilton, Inc., Gtd. Notes	5.95	8/4/2033	100,000	100,902
Dell International LLC/EMC Corp., Gtd. Notes(a)	3.45	12/15/2051	17,000	11,243
Dell International LLC/EMC Corp., Gtd. Notes	5.40	4/15/2034	100,000	100,017
Dell International LLC/EMC Corp., Gtd. Notes	5.75	2/1/2033	200,000	206,903
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	144,000	145,705
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	28,000	34,024
DXC Technology Co., Sr. Unscd. Notes(a)	2.38	9/15/2028	150,000	137,533
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	100,000	95,244
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000	213,017
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000	91,160
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000	127,197
Leidos, Inc., Gtd. Notes	2.30	2/15/2031	200,000	173,027
NetApp, Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000	179,820
				2,947,825
Telecommunication Services — 1.1%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/2035	100,000	108,080
America Movil SAB de CV, Sr. Unscd. Notes	4.38	4/22/2049	100,000	81,902
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	165,000	110,552
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	300,000	206,734
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	360,000	359,549
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	150,000	141,595
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	341,000	278,400
AT&T, Inc., Sr. Unscd. Notes	4.85	3/1/2039	110,000	102,191
British Telecommunications PLC, Sr. Unscd. Notes	9.63	12/15/2030	175,000	214,256
Cisco Systems, Inc., Sr. Unscd. Notes	4.80	2/26/2027	100,000	101,604
Cisco Systems, Inc., Sr. Unscd. Notes	5.05	2/26/2034	100,000	101,252
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	250,000	255,586
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	150,000	110,114
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	300,000	353,094
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	100,000	101,657
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	150,000	182,454
Rogers Communications, Inc., Gtd. Bonds	7.50	8/15/2038	125,000	143,556
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000	131,687
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	100,000	110,835
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	150,000	141,082
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	200,000	177,528
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	100,000	81,201
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	100,000	101,639
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	100,000	99,393
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	200,000	191,120
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	100,000	96,470
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000	106,735

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Telecommunication Services — 1.1% (continued)
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000	122,872
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	200,000	136,046
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	427,000	419,429
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	250,000	250,892
Verizon Communications, Inc., Sr. Unscd. Notes	4.78	2/15/2035	300,000	291,820
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	100,000	92,847
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	30,000	27,396
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	13,000	14,970
				5,546,538
Transportation — .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	300,000	325,098
Canadian National Railway Co., Sr. Unscd. Notes	4.38	9/18/2034	150,000	142,523
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	150,000	135,986
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	200,000	198,390
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000	41,254
CSX Corp., Sr. Unscd. Notes(a)	4.90	3/15/2055	200,000	178,235
FedEx Corp., Gtd. Notes(b)	4.10	2/1/2045	100,000	73,985
FedEx Corp., Gtd. Notes(b)	4.95	10/17/2048	100,000	82,951
Norfolk Southern Corp., Sr. Unscd. Notes	5.05	8/1/2030	100,000	102,969
Norfolk Southern Corp., Sr. Unscd. Notes(a)	5.35	8/1/2054	100,000	94,264
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000	37,281
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	243,000	173,025
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000	34,328
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000	104,539
United Parcel Service, Inc., Sr. Unscd. Notes	3.75	11/15/2047	80,000	60,358
United Parcel Service, Inc., Sr. Unscd. Notes(a)	4.88	3/3/2033	100,000	100,565
United Parcel Service, Inc., Sr. Unscd. Notes	6.20	1/15/2038	100,000	107,827
				1,993,578
U.S. Government Agencies Collateralized Municipal-Backed Securities — .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2(c)	2.53	5/25/2026	249,962	245,724
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K103, Cl. A2(c)	2.65	11/25/2029	400,000	376,324
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K104, Cl. A2(c)	2.25	1/25/2030	400,000	369,196
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K106, Cl. A1(c)	1.78	10/25/2029	162,707	154,304
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K112, Cl. A2(c)	1.31	5/25/2030	200,000	174,537
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2(c)	2.07	1/25/2031	400,000	356,936
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K1514, Cl. A2(c)	2.86	10/25/2034	400,000	347,200
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K1516, Cl. A2(c)	1.72	5/25/2035	200,000	153,896
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K1521, Cl. A2(c)	2.18	8/25/2036	300,000	234,776
Federal National Mortgage Association, ACES, Ser. 2017-M12, Cl. A2(c)	3.16	6/25/2027	572,870	561,816
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2(c)	3.09	12/25/2027	254,906	248,941
Federal National Mortgage Association, ACES, Ser. 2018-M10, Cl. A2(c)	3.47	7/25/2028	195,482	192,067
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(c)	2.89	6/25/2029	241,668	231,442

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .8% (continued)
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2(c)	2.44	10/25/2029	200,000	186,368
Federal National Mortgage Association, ACES, Ser. 2020-M14, Cl. A2(c)	1.78	5/25/2030	289,349	259,578
Federal National Mortgage Association, ACES, Ser. 2022-M1, Cl. A2(c)	1.72	10/25/2031	200,000	170,073
				4,263,178
U.S. Government Agencies Mortgage-Backed — 27.0%
Federal Home Loan Mortgage Corp.:
2.00%, 8/1/2028-3/1/2032(c)			77,495	75,023
2.50%, 5/1/2028-2/1/2047(c)			595,716	565,058
3.00%, 10/1/2026-3/1/2048(c)			1,330,586	1,246,700
3.50%, 11/1/2025-11/1/2048(c)			1,747,084	1,633,273
4.00%, 9/1/2035-9/1/2048(c)			556,922	533,991
4.50%, 1/1/2026-12/1/2048(c)			1,040,118	1,028,837
5.00%, 7/1/2028-2/1/2048(c)			393,866	398,464
5.50%, 5/1/2027-1/1/2039(c)			152,456	156,291
6.00%, 6/1/2028-7/1/2039(c)			187,124	194,719
6.50%, 4/1/2026-9/1/2037(c)			42,045	43,795
7.00%, 1/1/2028-9/1/2031(c)			3,810	3,987
7.38%, 8/1/2034, (1 Year U.S. Treasury Yield Curve Constant Rate +2.25%)(c),(d)			187	192
7.50%, 8/1/2025-7/1/2030(c)			405	416
8.00%, 5/1/2026-10/1/2031(c)			630	652
8.50%, 6/1/2030(c)			50	52
Federal National Mortgage Association:
1.50%(c),(e)			100,000	88,292
1.50%, 9/1/2035-3/1/2052(c)			6,824,764	5,546,683
2.00%, 7/1/2028-6/1/2052(c)			29,441,549	24,067,565
2.50%, 7/1/2027-5/1/2052(c)			22,456,073	19,084,199
3.00%(c),(e)			50,000	43,401
3.00%, 10/1/2026-3/1/2052(c)			13,167,227	11,819,483
3.50%(c),(e)			25,000	24,090
3.50%, 8/1/2025-7/1/2052(c)			6,335,231	5,871,890
4.00%(c),(e)			525,000	497,163
4.00%, 6/1/2025-9/1/2052(c)			5,068,706	4,831,073
4.50%(c),(e)			1,350,000	1,297,604
4.50%, 9/1/2030-11/1/2052(c)			1,978,752	1,931,173
5.00%(c),(e)			4,600,000	4,510,210
5.00%, 11/1/2028-6/1/2049(c)			582,989	589,364
5.50%(c),(e)			6,475,000	6,464,179
5.50%, 1/1/2032-2/1/2053(c)			433,128	440,272
6.00%(c),(e)			5,900,000	5,986,961
6.00%, 12/1/2028-11/1/2038(c)			395,494	412,124
6.50%(c),(e)			3,125,000	3,218,396
6.50%, 2/1/2028-10/1/2037(c)			92,876	96,364
7.00%(c),(e)			775,000	810,260
7.00%, 9/1/2026-7/1/2032(c)			6,689	6,986
7.50%, 4/1/2026-6/1/2031(c)			3,702	3,764
8.00%, 5/1/2027-8/1/2030(c)			534	548
8.50%, 7/1/2030(c)			79	83
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			77,762	68,025
3.00%, 9/15/2042-8/15/2045			361,753	326,417

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Government Agencies Mortgage-Backed — 27.0% (continued)
3.50%, 2/15/2026-8/15/2045			282,074	263,647
4.00%, 2/15/2041-9/15/2045			316,417	299,527
4.50%, 3/15/2039-2/15/2041			316,450	310,914
5.00%, 7/15/2033-4/15/2040			363,056	366,378
5.50%, 2/15/2033-11/15/2038			153,896	157,012
Government National Mortgage Association I (continued):
6.00%, 1/15/2029-10/15/2036			49,516	51,229
6.50%, 8/15/2029-11/15/2033			14,824	15,210
7.00%, 10/15/2027-8/15/2032			15,044	15,374
7.50%, 12/15/2026-11/15/2030			4,080	4,099
8.00%, 12/15/2029-3/15/2032			2,167	2,288
8.25%, 6/15/2027			129	129
Government National Mortgage Association II:
2.00%(e)			375,000	306,032
2.00%, 9/20/2050-5/20/2052			5,057,407	4,130,584
2.50%(e)			200,000	170,484
2.50%, 3/20/2027-7/20/2052			6,591,973	5,636,093
3.00%, 1/20/2028-5/20/2052			5,500,483	4,942,753
3.50%(e)			75,000	68,142
3.50%, 9/20/2028-9/20/2052			4,051,271	3,736,956
4.00%(e)			100,000	93,096
4.00%, 9/20/2043-9/20/2052			1,761,372	1,670,529
4.50%(e)			600,000	574,452
4.50%, 7/20/2041-8/20/2052			1,457,221	1,424,833
5.00%(e)			2,450,000	2,403,827
5.00%, 9/20/2040-2/20/2049			112,067	113,026
5.50%(e)			2,950,000	2,949,214
5.50%, 10/20/2031-6/20/2041			27,538	28,250
6.00%(e)			2,025,000	2,048,553
6.50%(e)			825,000	843,592
6.50%, 2/20/2028			59	60
7.00%(e)			225,000	231,863
				136,776,165
U.S. Government Agencies Obligations — .7%
Federal Farm Credit Banks Funding Corp., Bonds	1.65	7/23/2035	200,000	151,968
Federal Farm Credit Banks Funding Corp., Bonds	4.82	6/23/2026	1,000,000	1,000,782
Federal Home Loan Banks, Bonds	3.25	11/16/2028	500,000	495,312
Federal Home Loan Banks, Bonds	5.50	7/15/2036	480,000	523,324
Federal Home Loan Mortgage Corp., Notes(c)	0.80	10/27/2026	125,000	119,566
Federal National Mortgage Association, Notes(c)	0.88	12/18/2026	325,000	310,261
Federal National Mortgage Association, Notes(c)	6.25	5/15/2029	540,000	591,591
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	150,000	157,877
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000	186,828
				3,537,509
U.S. Treasury Securities — 44.6%
U.S. Treasury Bonds	1.13	5/15/2040	600,000	375,691
U.S. Treasury Bonds	1.38	8/15/2050	125,000	62,383
U.S. Treasury Bonds	1.38	11/15/2040	125,000	80,342
U.S. Treasury Bonds(a)	1.63	11/15/2050	1,715,000	914,879
U.S. Treasury Bonds	1.75	8/15/2041	70,000	46,884

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Treasury Securities — 44.6% (continued)
U.S. Treasury Bonds	1.88	2/15/2051	670,000	380,775
U.S. Treasury Bonds	1.88	11/15/2051	1,995,000	1,123,473
U.S. Treasury Bonds	2.00	8/15/2051	1,990,000	1,161,662
U.S. Treasury Bonds	2.00	11/15/2041	1,130,000	784,313
U.S. Treasury Bonds	2.25	8/15/2046	975,000	645,347
U.S. Treasury Bonds	2.25	8/15/2049	705,000	446,835
U.S. Treasury Bonds	2.25	5/15/2041	500,000	366,309
U.S. Treasury Bonds	2.25	2/15/2052	1,220,000	754,708
U.S. Treasury Bonds	2.38	11/15/2049	250,000	162,524
U.S. Treasury Bonds	2.38	5/15/2051	2,195,000	1,407,887
U.S. Treasury Bonds	2.38	2/15/2042	135,000	99,025
U.S. Treasury Bonds	2.50	5/15/2046	675,000	471,129
U.S. Treasury Bonds	2.50	2/15/2045	95,000	67,569
U.S. Treasury Bonds	2.75	11/15/2042	982,000	755,143
U.S. Treasury Bonds	2.75	8/15/2042	175,000	135,201
U.S. Treasury Bonds	2.75	8/15/2047	1,420,000	1,023,260
U.S. Treasury Bonds	2.75	11/15/2047	85,000	61,102
U.S. Treasury Bonds	2.88	5/15/2043	2,040,000	1,586,419
U.S. Treasury Bonds	2.88	11/15/2046	385,000	286,562
U.S. Treasury Bonds	2.88	5/15/2049	2,386,000	1,730,223
U.S. Treasury Bonds	2.88	5/15/2052	1,415,000	1,008,547
U.S. Treasury Bonds	3.00	5/15/2042	320,000	257,850
U.S. Treasury Bonds	3.00	2/15/2047	925,000	701,753
U.S. Treasury Bonds	3.00	8/15/2048	560,000	418,578
U.S. Treasury Bonds	3.00	2/15/2049	185,000	137,749
U.S. Treasury Bonds	3.00	8/15/2052	1,160,000	848,499
U.S. Treasury Bonds	3.13	11/15/2041	290,000	239,862
U.S. Treasury Bonds	3.13	8/15/2044	106,000	84,438
U.S. Treasury Bonds	3.13	2/15/2042	175,000	144,156
U.S. Treasury Bonds	3.13	2/15/2043	365,000	296,235
U.S. Treasury Bonds	3.25	5/15/2042	365,000	304,918
U.S. Treasury Bonds	3.38	5/15/2044	915,000	760,647
U.S. Treasury Bonds	3.38	11/15/2048	1,415,000	1,130,812
U.S. Treasury Bonds	3.38	8/15/2042	540,000	457,840
U.S. Treasury Bonds	3.63	2/15/2044	1,918,000	1,659,557
U.S. Treasury Bonds	3.63	8/15/2043	615,000	534,413
U.S. Treasury Bonds	3.63	2/15/2053	375,000	310,488
U.S. Treasury Bonds	3.63	5/15/2053	1,670,000	1,382,643
U.S. Treasury Bonds	3.75	8/15/2041	1,485,000	1,342,011
U.S. Treasury Bonds	3.75	11/15/2043	1,730,000	1,527,840
U.S. Treasury Bonds	3.88	8/15/2040	95,000	88,112
U.S. Treasury Bonds	3.88	2/15/2043	1,060,000	959,755
U.S. Treasury Bonds	3.88	5/15/2043	1,055,000	952,859
U.S. Treasury Bonds	4.00	11/15/2042	385,000	355,117
U.S. Treasury Bonds	4.00	11/15/2052	620,000	550,117
U.S. Treasury Bonds	4.13	8/15/2053	1,665,000	1,509,557
U.S. Treasury Bonds	4.13	8/15/2044	600,000	556,312
U.S. Treasury Bonds	4.25	5/15/2039	880,000	863,156
U.S. Treasury Bonds	4.25	11/15/2040	330,000	319,159
U.S. Treasury Bonds	4.25	2/15/2054	420,000	389,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Treasury Securities — 44.6% (continued)
U.S. Treasury Bonds(a)	4.25	8/15/2054	1,280,000	1,187,000
U.S. Treasury Bonds	4.38	11/15/2039	655,000	647,670
U.S. Treasury Bonds	4.38	5/15/2041	1,160,000	1,134,444
U.S. Treasury Bonds	4.38	2/15/2038	40,000	40,211
U.S. Treasury Bonds	4.38	5/15/2040	130,000	128,141
U.S. Treasury Bonds	4.38	8/15/2043	560,000	540,137
U.S. Treasury Bonds	4.50	8/15/2039	100,000	100,418
U.S. Treasury Bonds	4.50	2/15/2036	160,000	165,281
U.S. Treasury Bonds	4.50	5/15/2038	105,000	106,833
U.S. Treasury Bonds	4.50	2/15/2044	335,000	327,443
U.S. Treasury Bonds	4.50	11/15/2054	640,000	619,700
U.S. Treasury Bonds	4.63	5/15/2054	1,300,000	1,281,922
U.S. Treasury Bonds	4.63	5/15/2044	335,000	332,468
U.S. Treasury Bonds	4.63	11/15/2044	315,000	311,948
U.S. Treasury Bonds	4.63	2/15/2055	1,150,000	1,138,141
U.S. Treasury Bonds(a)	4.75	2/15/2041	505,000	516,481
U.S. Treasury Bonds	4.75	11/15/2053	1,750,000	1,760,254
U.S. Treasury Bonds	5.38	2/15/2031	220,000	237,630
U.S. Treasury Bonds	6.13	11/15/2027	85,000	90,259
U.S. Treasury Bonds(a)	6.50	11/15/2026	1,225,000	1,282,135
U.S. Treasury Bonds	6.75	8/15/2026	1,405,000	1,459,938
U.S. Treasury Notes	0.38	7/31/2027	1,400,000	1,303,422
U.S. Treasury Notes	0.50	4/30/2027	935,000	879,594
U.S. Treasury Notes	0.50	5/31/2027	270,000	253,336
U.S. Treasury Notes	0.50	10/31/2027	1,000,000	926,719
U.S. Treasury Notes	0.63	5/15/2030	1,200,000	1,029,984
U.S. Treasury Notes	0.63	8/15/2030	3,031,000	2,578,363
U.S. Treasury Notes	0.63	7/31/2026	1,585,000	1,524,324
U.S. Treasury Notes	0.75	1/31/2028	400,000	370,562
U.S. Treasury Notes	0.75	8/31/2026	165,000	158,606
U.S. Treasury Notes	0.88	6/30/2026	1,155,000	1,116,515
U.S. Treasury Notes(a)	0.88	9/30/2026	290,000	278,695
U.S. Treasury Notes	1.00	7/31/2028	1,145,000	1,054,384
U.S. Treasury Notes	1.13	2/15/2031	320,000	276,119
U.S. Treasury Notes	1.13	8/31/2028	2,115,000	1,951,253
U.S. Treasury Notes	1.13	10/31/2026	2,660,000	2,560,770
U.S. Treasury Notes	1.25	5/31/2028	820,000	764,314
U.S. Treasury Notes	1.25	6/30/2028	230,000	213,976
U.S. Treasury Notes	1.25	8/15/2031	4,045,000	3,455,710
U.S. Treasury Notes	1.25	9/30/2028	2,500,000	2,311,475
U.S. Treasury Notes(a)	1.25	12/31/2026	920,000	884,386
U.S. Treasury Notes	1.38	10/31/2028	1,650,000	1,529,279
U.S. Treasury Notes	1.38	11/15/2031	3,630,000	3,102,941
U.S. Treasury Notes(a)	1.38	12/31/2028	1,500,000	1,384,746
U.S. Treasury Notes	1.50	8/15/2026	150,000	145,729
U.S. Treasury Notes	1.50	2/28/2030	355,000	342,145
U.S. Treasury Notes	1.50	2/15/2030	1,340,000	1,211,234
U.S. Treasury Notes	1.50	11/30/2028	1,100,000	1,021,947
U.S. Treasury Notes	1.63	5/15/2026	465,000	454,446
U.S. Treasury Notes	1.63	8/15/2029	215,000	198,010

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Treasury Securities — 44.6% (continued)
U.S. Treasury Notes(a)	1.63	10/31/2026	290,000	281,300
U.S. Treasury Notes	1.75	1/31/2029	2,455,000	2,293,555
U.S. Treasury Notes	1.88	6/30/2026	846,000	827,378
U.S. Treasury Notes	1.88	7/31/2026	975,000	952,529
U.S. Treasury Notes	1.88	2/15/2032	1,650,000	1,449,003
U.S. Treasury Notes	1.88	2/28/2027	2,220,000	2,151,492
U.S. Treasury Notes	2.00	11/15/2026	1,065,000	1,038,001
U.S. Treasury Notes	2.25	2/15/2027	1,510,000	1,473,843
U.S. Treasury Notes	2.25	8/15/2027	1,075,000	1,043,779
U.S. Treasury Notes	2.25	11/15/2027	500,000	483,906
U.S. Treasury Notes	2.38	5/15/2027	1,825,000	1,781,264
U.S. Treasury Notes	2.38	5/15/2029	1,300,000	1,237,971
U.S. Treasury Notes	2.38	3/31/2029	1,585,000	1,511,849
U.S. Treasury Notes(a)	2.50	3/31/2027	895,000	876,785
U.S. Treasury Notes	2.63	2/15/2029	1,450,000	1,397,891
U.S. Treasury Notes	2.63	7/31/2029	845,000	810,375
U.S. Treasury Notes	2.75	4/30/2027	1,465,000	1,441,222
U.S. Treasury Notes	2.75	5/31/2029	210,000	202,794
U.S. Treasury Notes	2.75	7/31/2027	800,000	785,422
U.S. Treasury Notes	2.75	8/15/2032	3,080,000	2,844,789
U.S. Treasury Notes	2.88	4/30/2029	1,480,000	1,437,277
U.S. Treasury Notes	2.88	5/15/2032	1,580,000	1,476,652
U.S. Treasury Notes	3.13	11/15/2028	1,095,000	1,076,885
U.S. Treasury Notes	3.13	8/31/2027	600,000	593,801
U.S. Treasury Notes	3.25	6/30/2027	2,190,000	2,174,944
U.S. Treasury Notes	3.38	5/15/2033	1,055,000	1,007,649
U.S. Treasury Notes(a)	3.38	9/15/2027	1,180,000	1,174,722
U.S. Treasury Notes	3.50	1/31/2028	670,000	668,469
U.S. Treasury Notes	3.50	1/31/2030	135,000	133,745
U.S. Treasury Notes	3.50	2/15/2033	1,245,000	1,203,103
U.S. Treasury Notes	3.50	4/30/2030	225,000	222,627
U.S. Treasury Notes	3.50	4/30/2028	1,325,000	1,321,558
U.S. Treasury Notes(a)	3.50	9/30/2029	2,020,000	2,004,850
U.S. Treasury Notes(a)	3.50	9/30/2026	1,980,000	1,973,696
U.S. Treasury Notes	3.63	3/31/2028	1,060,000	1,061,553
U.S. Treasury Notes	3.63	5/31/2028	800,000	800,641
U.S. Treasury Notes(a)	3.63	8/31/2029	1,435,000	1,432,113
U.S. Treasury Notes	3.75	6/30/2030	1,250,000	1,250,195
U.S. Treasury Notes	3.75	12/31/2028	555,000	557,103
U.S. Treasury Notes	3.75	8/15/2027	1,190,000	1,194,184
U.S. Treasury Notes(a)	3.75	8/31/2026	2,005,000	2,004,413
U.S. Treasury Notes	3.75	12/31/2030	90,000	89,724
U.S. Treasury Notes	3.75	4/15/2028	1,000,000	1,004,648
U.S. Treasury Notes	3.75	4/30/2027	1,190,000	1,193,533
U.S. Treasury Notes	3.88	9/30/2029	370,000	372,818
U.S. Treasury Notes	3.88	11/30/2027	795,000	800,559
U.S. Treasury Notes	3.88	12/31/2027	580,000	584,554
U.S. Treasury Notes	3.88	8/15/2033	1,520,000	1,501,148
U.S. Treasury Notes(a)	3.88	8/15/2034	2,395,000	2,346,539
U.S. Treasury Notes	3.88	10/15/2027	1,290,000	1,298,692

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Treasury Securities — 44.6% (continued)
U.S. Treasury Notes(a)	3.88	3/15/2028	1,030,000	1,038,570
U.S. Treasury Notes	3.88	3/31/2027	1,225,000	1,230,790
U.S. Treasury Notes	3.88	4/30/2030	1,210,000	1,218,697
U.S. Treasury Notes	4.00	10/31/2029	700,000	708,723
U.S. Treasury Notes	4.00	2/29/2028	1,130,000	1,142,359
U.S. Treasury Notes(a)	4.00	2/28/2030	1,265,000	1,281,603
U.S. Treasury Notes	4.00	6/30/2028	1,800,000	1,822,289
U.S. Treasury Notes	4.00	7/31/2030	655,000	662,599
U.S. Treasury Notes	4.00	1/31/2029	1,600,000	1,619,812
U.S. Treasury Notes	4.00	1/15/2027	240,000	241,345
U.S. Treasury Notes	4.00	7/31/2029	1,555,000	1,574,802
U.S. Treasury Notes	4.00	12/15/2027	1,090,000	1,101,773
U.S. Treasury Notes	4.00	3/31/2030	1,240,000	1,255,597
U.S. Treasury Notes	4.00	4/30/2032	1,500,000	1,506,680
U.S. Treasury Notes	4.13	9/30/2027	965,000	977,439
U.S. Treasury Notes	4.13	10/31/2027	1,410,000	1,428,093
U.S. Treasury Notes	4.13	11/15/2032	1,460,000	1,474,686
U.S. Treasury Notes	4.13	7/31/2028	785,000	797,465
U.S. Treasury Notes	4.13	8/31/2030	85,000	86,456
U.S. Treasury Notes	4.13	2/15/2027	930,000	937,556
U.S. Treasury Notes	4.13	3/31/2029	1,290,000	1,311,920
U.S. Treasury Notes	4.13	3/31/2031	2,300,000	2,334,725
U.S. Treasury Notes	4.13	7/31/2031	295,000	299,062
U.S. Treasury Notes	4.13	10/31/2029	1,850,000	1,883,062
U.S. Treasury Notes	4.13	10/31/2026	1,200,000	1,206,984
U.S. Treasury Notes(a)	4.13	11/15/2027	1,135,000	1,149,653
U.S. Treasury Notes	4.13	11/30/2029	805,000	819,779
U.S. Treasury Notes	4.13	1/31/2027	1,290,000	1,300,154
U.S. Treasury Notes(a)	4.13	2/28/2027	1,250,000	1,260,693
U.S. Treasury Notes	4.13	2/29/2032	2,150,000	2,175,867
U.S. Treasury Notes	4.13	3/31/2032	1,480,000	1,497,806
U.S. Treasury Notes	4.25	2/28/2029	1,335,000	1,363,629
U.S. Treasury Notes	4.25	2/28/2031	1,295,000	1,323,353
U.S. Treasury Notes	4.25	3/15/2027	515,000	520,764
U.S. Treasury Notes	4.25	6/30/2031	2,050,000	2,093,082
U.S. Treasury Notes	4.25	11/15/2034	2,585,000	2,605,195
U.S. Treasury Notes(a)	4.25	11/30/2026	1,355,000	1,366,406
U.S. Treasury Notes	4.25	12/31/2026	1,295,000	1,306,888
U.S. Treasury Notes	4.25	1/15/2028	1,080,000	1,098,204
U.S. Treasury Notes	4.25	1/31/2030	1,100,000	1,125,824
U.S. Treasury Notes(a)	4.25	2/15/2028	1,050,000	1,068,457
U.S. Treasury Notes	4.38	8/31/2028	675,000	690,939
U.S. Treasury Notes(a)	4.38	8/15/2026	920,000	926,882
U.S. Treasury Notes	4.38	11/30/2028	1,080,000	1,106,662
U.S. Treasury Notes	4.38	11/30/2030	1,405,000	1,445,421
U.S. Treasury Notes	4.38	12/15/2026	315,000	318,402
U.S. Treasury Notes	4.38	5/15/2034	2,415,000	2,461,838
U.S. Treasury Notes	4.38	7/15/2027	1,090,000	1,107,798
U.S. Treasury Notes	4.38	7/31/2026	2,495,000	2,512,494
U.S. Treasury Notes	4.38	12/31/2029	1,215,000	1,249,765

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
U.S. Treasury Securities — 44.6% (continued)
U.S. Treasury Notes	4.38	1/31/2032	1,465,000	1,504,257
U.S. Treasury Notes	4.50	7/15/2026	1,985,000	2,000,934
U.S. Treasury Notes	4.50	11/15/2033	690,000	711,360
U.S. Treasury Notes	4.50	5/15/2027	1,210,000	1,230,986
U.S. Treasury Notes	4.50	5/31/2029	1,355,000	1,397,555
U.S. Treasury Notes	4.50	4/15/2027	1,300,000	1,321,658
U.S. Treasury Notes(a)	4.63	9/15/2026	1,315,000	1,330,436
U.S. Treasury Notes	4.63	9/30/2028	975,000	1,006,478
U.S. Treasury Notes	4.63	9/30/2030	450,000	468,519
U.S. Treasury Notes	4.63	4/30/2031	2,215,000	2,306,931
U.S. Treasury Notes	4.63	4/30/2029	2,050,000	2,123,031
U.S. Treasury Notes	4.63	5/31/2031	1,000,000	1,041,309
U.S. Treasury Notes	4.63	6/15/2027	1,400,000	1,429,531
U.S. Treasury Notes(a)	4.63	2/15/2035	1,805,000	1,872,829
U.S. Treasury Notes	4.88	10/31/2028	900,000	936,562
U.S. Treasury Notes(a)	4.88	10/31/2030	1,365,000	1,437,969
				225,720,018
Utilities — 2.2%
AEP Texas, Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	100,000	67,129
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000	98,057
Alabama Power Co., Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	100,000	75,034
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	100,000	86,397
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	100,000	84,084
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	110,000	81,998
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	150,000	115,937
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	150,000	127,346
Atmos Energy Corp., Sr. Unscd. Notes	5.90	11/15/2033	100,000	106,427
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	100,000	106,406
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	200,000	145,755
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	5.15	11/15/2043	100,000	93,290
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	100,000	77,135
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 6-B	6.20	6/15/2036	200,000	216,534
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2034	100,000	103,646
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.75	3/15/2054	100,000	94,577
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	100,000	104,075
Consumers Energy Co., First Mortgage Bonds	2.65	8/15/2052	58,000	33,960
Consumers Energy Co., First Mortgage Bonds	4.90	2/15/2029	100,000	101,997
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	187,899
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	105,140
DTE Electric Co., First Mortgage Bonds, Ser. C	2.63	3/1/2031	150,000	135,696
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	100,000	66,531
Duke Energy Corp., Sr. Unscd. Notes	4.50	8/15/2032	200,000	193,506
Duke Energy Corp., Sr. Unscd. Notes(a)	5.45	6/15/2034	200,000	203,442
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	163,522
Duke Energy Ohio, Inc., First Mortgage Bonds	5.65	4/1/2053	200,000	192,614
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	100,000	100,339
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A2	2.39	7/1/2037	150,000	125,433
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	100,000	80,672
Entergy Arkansas LLC, First Mortgage Bonds	5.45	6/1/2034	100,000	102,867
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	100,000	85,626

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Utilities — 2.2% (continued)
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	100,000	98,251
Evergy Kansas Central, Inc., First Mortgage Bonds	3.45	4/15/2050	150,000	102,635
Exelon Corp., Sr. Unscd. Notes	5.88	3/15/2055	100,000	97,410
FirstEnergy Transmission LLC, Sr. Unscd. Notes	5.00	1/15/2035	100,000	98,638
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	100,000	78,268
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000	163,673
Georgia Power Co., Sr. Unscd. Notes	3.25	3/30/2027	250,000	245,544
Hydro-Quebec, Govt. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	24,575
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	117,000	94,368
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	150,000	158,325
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	150,000	110,986
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000	148,514
National Fuel Gas Co., Sr. Unscd. Notes	5.95	3/15/2035	200,000	200,639
National Rural Utilities Cooperative Finance Corp., Scd. Notes	4.15	12/15/2032	100,000	94,707
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.12	9/16/2027	100,000	100,079
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	100,000	102,763
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	5.65	5/1/2079	150,000	145,271
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.90	2/28/2028	100,000	101,405
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	100,000	99,537
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	5.25	2/28/2053	30,000	26,888
NiSource, Inc., Sr. Unscd. Notes	1.70	2/15/2031	150,000	126,879
Northern States Power Co., First Mortgage Bonds	5.65	6/15/2054	100,000	99,115
Ohio Power Co., Sr. Unscd. Notes	5.65	6/1/2034	100,000	101,445
Oncor Electric Delivery Co. LLC, Scd. Notes(b)	5.80	4/1/2055	100,000	98,909
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes(a)	4.95	9/15/2052	100,000	88,252
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.75	3/15/2029	170,000	178,064
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000	178,415
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	245,000	197,643
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	150,000	112,519
PacifiCorp, First Mortgage Bonds	5.30	2/15/2031	100,000	102,760
PacifiCorp, First Mortgage Bonds	5.80	1/15/2055	100,000	95,495
PECO Energy Co., First Mortgage Bonds	2.85	9/15/2051	100,000	61,414
PECO Energy Co., First Mortgage Bonds	5.25	9/15/2054	100,000	93,812
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	100,000	97,455
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	100,000	94,968
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000	65,418
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	280,000	320,884
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	100,000	96,992
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000	170,991
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	150,000	99,103
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	100,000	101,994
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU(a)	3.32	4/15/2050	100,000	66,659
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	50,000	36,139
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	150,000	99,626
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	200,000	203,912
Southern California Edison Co., First Mortgage Bonds	6.20	9/15/2055	100,000	97,425
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	200,000	207,816
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	200,000	124,626
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000	147,521
Southwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	200,000	138,674

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 101.4% (continued)
Utilities — 2.2% (continued)
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	100,000	83,596
The Connecticut Light and Power Company, First Mortgage Bonds	4.95	8/15/2034	200,000	197,451
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	150,000	112,288
Virginia Electric & Power Co., Sr. Unscd. Notes	5.15	3/15/2035	100,000	98,842
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	100,000	101,047
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	150,000	148,895
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. C	4.63	5/15/2052	100,000	81,928
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	150,000	113,297
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	203,295
Wisconsin Electric Power Co., Sr. Unscd. Debs.(a)	4.75	9/30/2032	100,000	100,854
Wisconsin Electric Power Co., Sr. Unscd. Notes(a)	4.60	10/1/2034	100,000	97,681
Xcel Energy, Inc., Sr. Unscd. Notes	5.45	8/15/2033	100,000	100,441
Xcel Energy, Inc., Sr. Unscd. Notes	6.50	7/1/2036	200,000	212,749
				11,312,836
Total Bonds and Notes (cost $542,802,683)				513,829,478

	1-Day Yield (%)	Shares
Investment Companies — 4.3%
Registered Investment Companies — 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $21,697,751)	4.45	21,697,751	21,697,751
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $3,505,015)	4.45	3,505,015	3,505,015
Total Investments (cost $568,005,449)		106.4%	539,032,244
Liabilities, Less Cash and Receivables		(6.4%)	(32,384,913)
Net Assets		100.0%	506,647,331

ACES—Alterntaive Credit Enhancement Securities
GO—Government Obligation
REIT—Real Estate Investment Trust
TBA—To Be Announced

(a)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $37,528,018 and the value of the collateral was
$38,610,046, consisting of cash collateral of $3,505,015 and U.S. Government & Agency securities valued at $35,105,031.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to $974,697 or 0.2% of net assets.

(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Purchased on a forward commitment basis.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

TBA Sale Commitments

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (2.4%)
Federal National Mortgage Association
1.50%(a),(b)	(575,000)	(433,221)
2.00%(a),(b)	(575,000)	(456,262)
2.50%(a),(b)	(3,725,000)	(3,178,181)
3.00%(a),(b)	(3,700,000)	(3,232,048)
3.50%(a),(b)	(850,000)	(767,193)
4.00%(a),(b)	(250,000)	(233,020)
Government National Mortgage Association II
2.50%(b)	(1,175,000)	(1,001,594)
3.00%(b)	(1,750,000)	(1,549,642)
3.50%(b)	(1,175,000)	(1,067,557)
Total Sale Commitments (Proceeds $11,877,200)		(11,918,718)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 4.3%	29,192,201	56,988,058	(64,482,508)	21,697,751	524,732
Investment of Cash Collateral for Securities Loaned - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	4,309,145	17,317,201	(18,121,331)	3,505,015	24,917††
Total - 5.0%	33,501,346	74,305,259	(82,603,839)	25,202,766	549,649

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $37,528,018)—Note 1(c):
Unaffiliated issuers	542,802,683	513,829,478
Affiliated issuers	25,202,766	25,202,766
Receivable for investment securities sold		20,747,214
Dividends, interest and securities lending income receivable		4,058,842
Receivable for shares of Common Stock subscribed		531,138
		564,369,438
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		90,772
Cash overdraft due to Custodian		61,564
Payable for investment securities purchased		41,718,639
TBA sale commitments, at value (proceeds $11,877,200)—Note 4		11,918,718
Liability for securities on loan—Note 1(c)		3,505,015
Payable for shares of Common Stock redeemed		418,830
Directors’ fees and expenses payable		8,569
		57,722,107
Net Assets ($)		506,647,331
Composition of Net Assets ($):
Paid-in capital		590,481,913
Total distributable earnings (loss)		(83,834,582)
Net Assets ($)		506,647,331

Net Asset Value Per Share	Class I	Investor Shares
Net Assets ($)	348,551,289	158,096,042
Shares Outstanding	38,586,010	17,507,961
Net Asset Value Per Share ($)	9.03	9.03
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Interest (net of $442 foreign taxes withheld at source)	9,931,092
Dividends:
Affiliated issuers	524,732
Affiliated income net of rebates from securities lending—Note 1(c)	24,917
Total Income	10,480,741
Expenses:
Management fee—Note 3(a)	393,513
Distribution Plan fees—Note 3(b)	223,027
Directors’ fees—Notes 3(a) and 3(c)	31,000
Loan commitment fees—Note 2	5,048
Total Expenses	652,588
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(31,000)
Net Expenses	621,588
Net Investment Income	9,859,153
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(5,747,953)
Net realized gain (loss) on TBA sale commitments	127,544
Net Realized Gain (Loss)	(5,620,409)
Net change in unrealized appreciation (depreciation) on investments	8,613,012
Net change in unrealized appreciation (depreciation) on TBA sale commitments	(212,656)
Net Change in Unrealized Appreciation (Depreciation)	8,400,356
Net Realized and Unrealized Gain (Loss) on Investments	2,779,947
Net Increase in Net Assets Resulting from Operations	12,639,100
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	9,859,153	20,460,810
Net realized gain (loss) on investments	(5,620,409)	(9,268,243)
Net change in unrealized appreciation (depreciation) on investments	8,400,356	44,269,517
Net Increase (Decrease) in Net Assets Resulting from Operations	12,639,100	55,462,084
Distributions ($):
Distributions to shareholders:
Class I	(6,631,136)	(12,554,952)
Investor Shares	(3,193,100)	(7,726,878)
Total Distributions	(9,824,236)	(20,281,830)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class I	50,465,025	104,760,547
Investor Shares	16,130,538	50,452,562
Distributions reinvested:
Class I	6,297,872	11,432,206
Investor Shares	3,075,800	7,504,874
Cost of shares redeemed:
Class I	(57,694,558)	(136,924,628)
Investor Shares	(75,037,972)	(67,163,336)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(56,763,295)	(29,937,775)
Total Increase (Decrease) in Net Assets	(53,948,431)	5,242,479
Net Assets ($):
Beginning of Period	560,595,762	555,353,283
End of Period	506,647,331	560,595,762
Capital Share Transactions (Shares):
Class I
Shares sold	5,662,637	11,650,525
Shares issued for distributions reinvested	701,095	1,274,919
Shares redeemed	(6,447,293)	(15,252,859)
Net Increase (Decrease) in Shares Outstanding	(83,561)	(2,327,415)
Investor Shares
Shares sold	1,800,894	5,644,122
Shares issued for distributions reinvested	342,621	837,554
Shares redeemed	(8,390,086)	(7,459,839)
Net Increase (Decrease) in Shares Outstanding	(6,246,571)	(978,163)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.98	8.45	8.71	10.70	11.01	10.64
Investment Operations:
Net investment income(a)	.17	.33	.29	.21	.19	.24
Net realized and unrealized gain (loss) on investments	.05	.53	(.26 )	(1.88)	(.25 )	.40
Total from Investment Operations	.22	.86	.03	(1.67)	(.06 )	.64
Distributions:
Dividends from net investment income	(.17 )	(.33 )	(.29 )	(.22 )	(.21 )	(.27 )
Dividends from net realized gain on investments	(.00 )(b)	-	-	(.10 )	(.04 )	-
Total Distributions	(.17 )	(.33 )	(.29 )	(.32 )	(.25 )	(.27 )
Net asset value, end of period	9.03	8.98	8.45	8.71	10.70	11.01
Total Return (%)	2.47 (c)	10.24	.24	(15.94)	(.51 )	6.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16 (d)	.16	.17	.16	.16	.16
Ratio of net expenses to average net assets(e)	.15 (d)	.15	.15	.15	.15	.15
Ratio of net investment income to average net assets(e)	3.84 (d)	3.71	3.28	2.15	1.71	2.23
Portfolio Turnover Rate(f)	93.01 (c)	169.29	160.90	248.23	183.21	133.65
Net Assets, end of period ($ x 1,000)	348,551	347,311	346,431	422,862	734,596	897,174

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
(f)
The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2025, October 31, 2024, 2023, 2022, 2021 and
2020 were 56.44%, 108.26%, 95.89%, 143.06%, 145.54% and 113.32%, respectively.

See notes to financial statements.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Investor Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.98	8.45	8.71	10.70	11.00	10.64
Investment Operations:
Net investment income(a)	.16	.31	.27	.19	.16	.22
Net realized and unrealized gain (loss) on investments	.05	.53	(.26 )	(1.88)	(.24 )	.38
Total from Investment Operations	.21	.84	.01	(1.69)	(.08 )	.60
Distributions:
Dividends from net investment income	(.16 )	(.31 )	(.27 )	(.20 )	(.18 )	(.24 )
Dividends from net realized gain on investments	(.00 )(b)	-	-	(.10 )	(.04 )	-
Total Distributions	(.16 )	(.31 )	(.27 )	(.30 )	(.22 )	(.24 )
Net asset value, end of period	9.03	8.98	8.45	8.71	10.70	11.00
Total Return (%)	2.35 (c)	9.97	(.02 )	(16.15)	(.67 )	5.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.41 (d)	.41	.42	.41	.41	.41
Ratio of net expenses to average net assets(e)	.40 (d)	.40	.40	.40	.40	.40
Ratio of net investment income to average net assets(e)	3.59 (d)	3.46	3.05	1.91	1.46	2.01
Portfolio Turnover Rate(f)	93.01 (c)	169.29	160.90	248.23	183.21	133.65
Net Assets, end of period ($ x 1,000)	158,096	213,285	208,922	211,706	277,722	335,180

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
(f)
The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2025, October 31, 2024, 2023, 2022, 2021 and
2020 were 56.44%, 108.26%, 95.89%, 143.06%, 145.54% and 113.32%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Bond Market Index Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the total return of the Bloomberg U.S. Aggregate Bond Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Class I and Investor. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution Plan fees. Investor shares are sold primarily to retail investors through financial intermediaries and bear Distribution Plan fees. Differences between the classes include the services offered to and the expenses borne by each class, as well as their minimum purchase and account balance requirements. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	1,719,264	—	1,719,264
Commercial Mortgage-Backed	—	3,995,497	—	3,995,497
Corporate Bonds and Notes	—	128,464,795	—	128,464,795
Foreign Governmental	—	6,018,080	—	6,018,080
Municipal Securities	—	3,334,972	—	3,334,972
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	4,263,178	—	4,263,178
U.S. Government Agencies Mortgage-Backed	—	136,776,165	—	136,776,165
U.S. Government Agencies Obligations	—	3,537,509	—	3,537,509
U.S. Treasury Securities	—	225,720,018	—	225,720,018
Investment Companies	25,202,766	—	—	25,202,766
	25,202,766	513,829,478	—	539,032,244
Liabilities ($)
Investments in Securities† U.S. Government Agencies Mortgage-Backed	—	(11,918,718)	—	(11,918,718)
	—	(11,918,718)	—	(11,918,718)

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2025, BNY earned $3,439 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	37,528,018	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(37,528,018)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. Interest rates in the United States have recently been rising. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by each relevant fund does not apply to the market value of such security or to shares of the fund itself.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Mortgage-Related Securities Risk: Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield and/or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and it potential for price declines.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $47,600,264 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $22,499,634 of short-term capital losses and $25,100,630 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income $20,281,830. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .15% of the value of the fund’s average daily net assets. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, Rule 12b-1 Distribution Plan fees, interest expenses, brokerage commissions, commitment fees on borrowings and extraordinary expenses not incurred in the ordinary course of the fund’s business, and the fees and expenses of the non-interested board members and their counsel. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2025, fees reimbursed by the Adviser amounted to $31,000.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities primarily intended to result in the sale of Investor shares. During the period ended April 30, 2025, Investor shares were charged $223,027 pursuant to the Distribution Plan.
Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $62,281, Distribution Plan fees of $32,491, which are offset against an expense reimbursement currently in effect in the amount of $4,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended April 30, 2025, amounted to $501,733,801 and $556,007,637, respectively, of which $197,277,710 in purchases and $197,411,738 in sales were from mortgage dollar transactions.
Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.
TBA Securities: During the period ended April 30, 2025, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at value, respectively.
At April 30, 2025, accumulated net unrealized depreciation on investments was $29,014,723, consisting of $3,877,080 gross unrealized appreciation and $32,891,803 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on February 26-27, 2025, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of two other institutional core bond index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional core bond funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional core bond funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was at the Performance Group median for the three-, four- and five-year periods and was slightly below the Performance Group median for the one-, two- and ten-year periods, and was below the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group medians for seven of the ten one-year periods ended December 31st and at or above the Performance Universe medians for five of the ten one-year periods ended December 31st. It was noted that there were no more than two other funds in the Performance Group during the periods under review (except for the ten-year period when there was only one other fund in the Performance Group). The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense waiver agreement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary fee” structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and slightly higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and equal to the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by one other fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

© 2025 BNY Mellon Securities Corporation
Code-0310NCSRSA0425

BNY Mellon Institutional S&P 500 Stock Index Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
I	DSPIX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Institutional S&P 500 Stock Index Fund
STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.5%
Automobiles & Components — 1.9%
Aptiv PLC (a)	6,962	397,252
Ford Motor Co.	117,425	1,175,424
General Motors Co.	29,882	1,351,862
Tesla, Inc. (a)	83,915	23,677,456
		26,601,994
Banks — 3.4%
Bank of America Corp.	198,558	7,918,493
Citigroup, Inc.	56,289	3,849,042
Citizens Financial Group, Inc.	13,498	497,941
Fifth Third Bancorp	19,695	707,838
Huntington Bancshares, Inc.	43,891	637,736
JPMorgan Chase & Co.	83,847	20,510,653
KeyCorp	28,730	426,353
M&T Bank Corp.	5,004	849,479
Regions Financial Corp.	26,640	543,723
The PNC Financial Services Group, Inc.	11,851	1,904,337
Truist Financial Corp.	39,528	1,515,504
U.S. Bancorp	46,296	1,867,581
Wells Fargo & Co.	98,625	7,003,361
		48,232,041
Capital Goods — 5.8%
3M Co.	16,362	2,272,845
A.O. Smith Corp.	3,595	243,957
Allegion PLC	2,707	376,814
AMETEK, Inc.	6,810	1,154,840
Axon Enterprise, Inc. (a)	2,207	1,353,553
Builders FirstSource, Inc. (a)	3,611	431,984
Carrier Global Corp.	24,491	1,531,667
Caterpillar, Inc.	14,332	4,432,458
Cummins, Inc.	4,097	1,203,862
Deere & Co.	7,595	3,520,738
Dover Corp.	4,030	687,720
Eaton Corp. PLC	11,851	3,488,579
Emerson Electric Co.	16,928	1,779,302
Fastenal Co.	17,052	1,380,700
Fortive Corp.	10,403	724,985
GE Vernova, Inc.	8,251	3,059,636
Generac Holdings, Inc. (a)	1,710	195,590
General Dynamics Corp.	7,558	2,056,683
General Electric Co.	32,185	6,486,565
Honeywell International, Inc.	19,499	4,104,539
Howmet Aerospace, Inc.	12,297	1,704,118
Hubbell, Inc.	1,565	568,377
Huntington Ingalls Industries, Inc.	1,183	272,492
IDEX Corp.	2,274	395,608
Illinois Tool Works, Inc.	8,111	1,945,910
Ingersoll Rand, Inc.	11,817	891,356
Johnson Controls International PLC	19,819	1,662,814
3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Capital Goods — 5.8% (continued)
L3Harris Technologies, Inc.	5,674	1,248,393
Lennox International, Inc.	957	523,240
Lockheed Martin Corp.	6,341	3,029,413
Masco Corp.	6,139	372,085
Nordson Corp.	1,647	312,222
Northrop Grumman Corp.	4,055	1,972,758
Otis Worldwide Corp.	11,722	1,128,477
PACCAR, Inc.	15,925	1,436,594
Parker-Hannifin Corp.	3,904	2,362,154
Pentair PLC	5,081	460,999
Quanta Services, Inc.	4,499	1,316,812
Rockwell Automation, Inc.	3,470	859,450
RTX Corp.	39,946	5,038,389
Snap-on, Inc.	1,606	503,979
Stanley Black & Decker, Inc.	4,374	262,527
Textron, Inc.	5,794	407,724
The Boeing Company (a)	22,493	4,121,617
Trane Technologies PLC	6,692	2,565,111
TransDigm Group, Inc.	1,682	2,376,784
United Rentals, Inc.	1,938	1,223,750
W.W. Grainger, Inc.	1,315	1,346,968
Westinghouse Air Brake Technologies Corp.	5,085	939,403
Xylem, Inc.	7,299	880,040
		82,616,581
Commercial & Professional Services — 1.3%
Automatic Data Processing, Inc.	12,201	3,667,621
Broadridge Financial Solutions, Inc.	3,559	862,702
Cintas Corp.	10,220	2,163,370
Copart, Inc. (a)	26,490	1,616,685
Dayforce, Inc. (a)	4,682	270,947
Equifax, Inc.	3,761	978,349
Jacobs Solutions, Inc.	3,529	436,890
Leidos Holdings, Inc.	3,994	587,837
Paychex, Inc.	9,575	1,408,674
Paycom Software, Inc.	1,436	325,096
Republic Services, Inc.	6,075	1,523,306
Rollins, Inc.	8,377	478,578
Veralto Corp.	7,195	690,000
Verisk Analytics, Inc.	4,173	1,237,002
Waste Management, Inc.	10,914	2,546,891
		18,793,948
Consumer Discretionary Distribution & Retail — 5.7%
Amazon.com, Inc. (a)	282,838	52,160,984
AutoZone, Inc. (a)	506	1,903,876
Best Buy Co., Inc.	5,881	392,204
CarMax, Inc. (a)	4,521	292,373
eBay, Inc.	14,605	995,477
Genuine Parts Co.	4,096	481,485
LKQ Corp.	7,515	287,148
Lowe’s Companies, Inc.	16,932	3,785,318
O’Reilly Automotive, Inc. (a)	1,736	2,456,787
4

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Consumer Discretionary Distribution & Retail — 5.7% (continued)
Pool Corp.	1,186	347,664
Ross Stores, Inc.	9,929	1,380,131
The Home Depot, Inc.	29,788	10,738,276
The TJX Companies, Inc.	33,710	4,337,803
Tractor Supply Co.	15,546	786,938
Ulta Beauty, Inc. (a)	1,408	557,061
Williams-Sonoma, Inc.	3,643	562,734
		81,466,259
Consumer Durables & Apparel — .6%
D.R. Horton, Inc.	8,500	1,073,890
Deckers Outdoor Corp. (a)	4,598	509,596
Garmin Ltd.	4,619	863,153
Hasbro, Inc.	3,918	242,524
Lennar Corp., Cl. A	7,004	760,704
Lululemon Athletica, Inc. (a)	3,363	910,600
Mohawk Industries, Inc. (a)	1,557	165,587
NIKE, Inc., Cl. B	35,717	2,014,439
NVR, Inc. (a)	90	641,317
PulteGroup, Inc.	5,929	608,197
Ralph Lauren Corp.	1,087	244,521
Tapestry, Inc.	6,494	458,801
		8,493,329
Consumer Services — 2.1%
Airbnb, Inc., Cl. A (a)	12,821	1,563,136
Booking Holdings, Inc.	992	5,058,486
Caesars Entertainment, Inc. (a)	5,699	154,215
Carnival Corp. (a)	32,179	590,163
Chipotle Mexican Grill, Inc. (a)	40,643	2,053,284
Darden Restaurants, Inc.	3,395	681,173
Domino’s Pizza, Inc.	1,032	506,062
DoorDash, Inc., Cl. A (a)	10,159	1,959,570
Expedia Group, Inc.	3,613	566,988
Hilton Worldwide Holdings, Inc.	7,251	1,634,955
Las Vegas Sands Corp.	10,559	387,199
Marriott International, Inc., Cl. A	6,847	1,633,557
McDonald’s Corp.	21,489	6,868,959
MGM Resorts International (a)	7,257	228,305
Norwegian Cruise Line Holdings Ltd. (a)	14,150	226,824
Royal Caribbean Cruises Ltd.	7,419	1,594,417
Starbucks Corp.	34,012	2,722,661
Wynn Resorts Ltd.	2,393	192,182
Yum! Brands, Inc.	8,473	1,274,678
		29,896,814
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	13,311	13,237,790
Dollar General Corp.	6,621	620,321
Dollar Tree, Inc. (a)	5,956	487,022
Sysco Corp.	14,920	1,065,288
Target Corp.	13,583	1,313,476
The Kroger Company	20,217	1,459,870
5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Consumer Staples Distribution & Retail — 2.2% (continued)
Walgreens Boots Alliance, Inc.	21,900	240,243
Walmart, Inc.	130,085	12,650,766
		31,074,776
Energy — 3.2%
APA Corp.	11,439	177,762
Baker Hughes Co.	29,292	1,036,937
Chevron Corp.	50,117	6,818,919
ConocoPhillips	38,260	3,409,731
Coterra Energy, Inc.	22,925	563,038
Devon Energy Corp.	19,423	590,653
Diamondback Energy, Inc.	5,614	741,104
EOG Resources, Inc.	16,698	1,842,290
EQT Corp.	17,978	888,832
Expand Energy Corp.	6,249	649,271
Exxon Mobil Corp.	130,534	13,788,306
Halliburton Co.	26,723	529,650
Hess Corp.	8,242	1,063,630
Kinder Morgan, Inc.	58,142	1,529,135
Marathon Petroleum Corp.	9,554	1,312,815
Occidental Petroleum Corp.	20,406	804,201
ONEOK, Inc.	18,842	1,548,059
Phillips 66	12,441	1,294,611
Schlumberger NV	41,935	1,394,339
Targa Resources Corp.	6,433	1,099,400
Texas Pacific Land Corp.	561	723,056
The Williams Companies, Inc.	36,300	2,126,091
Valero Energy Corp.	9,333	1,083,468
		45,015,298
Equity Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc. (b)	4,839	351,602
American Tower Corp. (b)	13,990	3,153,486
AvalonBay Communities, Inc. (b)	4,314	905,854
BXP, Inc. (b)	4,385	279,456
Camden Property Trust (b)	3,271	372,240
Crown Castle, Inc. (b)	12,928	1,367,265
Digital Realty Trust, Inc. (b)	9,414	1,511,324
Equinix, Inc. (b)	2,897	2,493,593
Equity Residential (b)	10,135	712,085
Essex Property Trust, Inc. (b)	1,927	537,922
Extra Space Storage, Inc. (b)	6,399	937,582
Federal Realty Investment Trust (b)	2,263	212,767
Healthpeak Properties, Inc. (b)	20,006	356,907
Host Hotels & Resorts, Inc. (b)	21,237	299,866
Invitation Homes, Inc. (b)	16,802	574,460
Iron Mountain, Inc. (b)	8,718	781,743
Kimco Realty Corp. (b)	21,347	426,513
Mid-America Apartment Communities, Inc. (b)	3,576	570,908
Prologis, Inc. (b)	27,727	2,833,699
Public Storage (b)	4,693	1,409,918
Realty Income Corp. (b)	26,409	1,528,025
Regency Centers Corp. (b)	4,694	338,813
6

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Equity Real Estate Investment Trusts — 2.1% (continued)
SBA Communications Corp. (b)	3,275	797,135
Simon Property Group, Inc. (b)	9,303	1,464,106
UDR, Inc. (b)	9,109	381,485
Ventas, Inc. (b)	13,346	935,288
VICI Properties, Inc. (b)	31,796	1,018,108
Welltower, Inc. (b)	18,187	2,775,154
Weyerhaeuser Co. (b)	21,927	568,129
		29,895,433
Financial Services — 8.7%
American Express Co.	16,643	4,433,862
Ameriprise Financial, Inc.	2,920	1,375,378
Apollo Global Management, Inc.	13,523	1,845,619
Berkshire Hathaway, Inc., Cl. B (a)	54,965	29,310,086
BlackRock, Inc.	4,366	3,991,659
Blackstone, Inc.	21,886	2,882,605
Capital One Financial Corp.	11,308	2,038,380
Cboe Global Markets, Inc.	3,170	703,106
CME Group, Inc.	10,787	2,988,862
Corpay, Inc. (a)	2,098	682,626
Discover Financial Services	7,541	1,377,515
FactSet Research Systems, Inc.	1,133	489,705
Fidelity National Information Services, Inc.	16,167	1,275,253
Fiserv, Inc. (a)	17,060	3,148,764
Franklin Resources, Inc.	10,019	187,957
Global Payments, Inc.	7,381	563,244
Intercontinental Exchange, Inc.	17,397	2,922,174
Invesco Ltd.	13,383	186,425
Jack Henry & Associates, Inc.	2,147	372,354
KKR & Co., Inc.	20,100	2,296,827
MarketAxess Holdings, Inc.	1,214	269,010
Mastercard, Inc., Cl. A	24,422	13,384,721
Moody’s Corp.	4,669	2,115,617
Morgan Stanley	37,106	4,282,775
MSCI, Inc.	2,324	1,266,836
Nasdaq, Inc.	12,239	932,734
Northern Trust Corp.	5,817	546,682
PayPal Holdings, Inc. (a)	29,868	1,966,509
Raymond James Financial, Inc.	5,579	764,546
S&P Global, Inc.	9,446	4,723,472
State Street Corp.	8,427	742,419
Synchrony Financial	11,802	613,114
T. Rowe Price Group, Inc.	6,626	586,732
The Bank of New York Mellon Corp.	21,687	1,743,852
The Charles Schwab Corp.	51,101	4,159,622
The Goldman Sachs Group, Inc.	9,357	5,123,425
Visa, Inc., Cl. A	51,679	17,855,095
		124,149,562
Food, Beverage & Tobacco — 2.7%
Altria Group, Inc.	50,747	3,001,685
Archer-Daniels-Midland Co.	14,148	675,567
Brown-Forman Corp., Cl. B	5,171	180,158
7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Food, Beverage & Tobacco — 2.7% (continued)
Bunge Global SA	3,894	306,536
Conagra Brands, Inc.	14,395	355,700
Constellation Brands, Inc., Cl. A	4,709	883,126
General Mills, Inc.	16,398	930,423
Hormel Foods Corp.	8,376	250,442
Kellanova	8,297	686,743
Keurig Dr. Pepper, Inc.	35,965	1,244,029
Lamb Weston Holdings, Inc.	4,041	213,405
McCormick & Co., Inc.	7,747	593,885
Molson Coors Beverage Co., Cl. B	5,003	287,823
Mondelez International, Inc., Cl. A	38,678	2,635,132
Monster Beverage Corp. (a)	21,264	1,278,392
PepsiCo, Inc.	41,127	5,575,999
Philip Morris International, Inc.	46,626	7,989,831
The Campbell’s Company	6,318	230,354
The Coca-Cola Company	116,104	8,423,345
The Hershey Company	4,450	743,995
The J.M. Smucker Company	3,160	367,413
The Kraft Heinz Company	26,203	762,507
Tyson Foods, Inc., Cl. A	8,665	530,645
		38,147,135
Health Care Equipment & Services — 4.6%
Abbott Laboratories	52,011	6,800,438
Align Technology, Inc. (a)	2,230	386,459
Baxter International, Inc.	15,399	479,987
Becton, Dickinson and Co.	8,720	1,805,825
Boston Scientific Corp. (a)	44,196	4,546,443
Cardinal Health, Inc.	7,255	1,025,059
Cencora, Inc.	5,158	1,509,592
Centene Corp. (a)	15,032	899,665
CVS Health Corp.	38,123	2,543,185
DaVita, Inc. (a)	1,240	175,522
DexCom, Inc. (a)	11,957	853,491
Edwards Lifesciences Corp. (a)	17,501	1,321,150
Elevance Health, Inc.	6,949	2,922,610
GE HealthCare Technologies, Inc.	13,682	962,255
HCA Healthcare, Inc.	5,309	1,832,030
Henry Schein, Inc. (a)	3,614	234,802
Hologic, Inc. (a)	6,566	382,141
Humana, Inc.	3,598	943,540
IDEXX Laboratories, Inc. (a)	2,419	1,046,580
Insulet Corp. (a)	2,105	531,070
Intuitive Surgical, Inc. (a)	10,695	5,516,481
Labcorp Holdings, Inc.	2,591	624,457
McKesson Corp.	3,746	2,670,111
Medtronic PLC	38,451	3,259,107
Molina Healthcare, Inc. (a)	1,694	553,955
Quest Diagnostics, Inc.	3,385	603,275
ResMed, Inc.	4,363	1,032,242
Solventum Corp. (a)	4,129	273,009
STERIS PLC	2,988	671,523
8

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Health Care Equipment & Services — 4.6% (continued)
Stryker Corp.	10,298	3,850,628
The Cigna Group	8,189	2,784,588
The Cooper Companies, Inc. (a)	5,849	477,688
UnitedHealth Group, Inc.	27,597	11,354,510
Universal Health Services, Inc., Cl. B	1,723	305,092
Zimmer Biomet Holdings, Inc.	5,845	602,327
		65,780,837
Household & Personal Products — 1.3%
Church & Dwight Co., Inc.	7,367	731,838
Colgate-Palmolive Co.	24,336	2,243,536
Kenvue, Inc.	57,306	1,352,422
Kimberly-Clark Corp.	9,861	1,299,482
The Clorox Company	3,739	532,060
The Estee Lauder Companies, Inc., Cl. A	7,166	429,673
The Procter & Gamble Company	70,315	11,431,109
		18,020,120
Insurance — 2.3%
Aflac, Inc.	14,805	1,609,007
American International Group, Inc.	17,915	1,460,431
Aon PLC, Cl. A	6,460	2,291,943
Arch Capital Group Ltd.	11,433	1,036,744
Arthur J. Gallagher & Co.	7,603	2,438,206
Assurant, Inc.	1,499	288,917
Brown & Brown, Inc.	7,226	799,196
Chubb Ltd.	11,174	3,196,658
Cincinnati Financial Corp.	4,606	641,201
Erie Indemnity Co., Cl. A	722	258,924
Everest Group Ltd.	1,300	466,479
Globe Life, Inc.	2,474	305,143
Loews Corp.	5,387	467,753
Marsh & McLennan Cos., Inc.	14,728	3,320,722
MetLife, Inc.	17,422	1,313,096
Principal Financial Group, Inc.	6,242	462,844
Prudential Financial, Inc.	10,750	1,104,133
The Allstate Corp.	8,033	1,593,667
The Hartford Insurance Group, Inc.	8,496	1,042,204
The Progressive Corp.	17,567	4,949,327
The Travelers Companies, Inc.	6,776	1,789,745
W. R. Berkley Corp.	8,853	634,672
Willis Towers Watson PLC	2,980	917,244
		32,388,256
Materials — 2.0%
Air Products and Chemicals, Inc.	6,595	1,787,839
Albemarle Corp.	3,655	214,000
Amcor PLC	61,212	563,150
Avery Dennison Corp.	2,500	427,775
Ball Corp.	8,820	458,111
CF Industries Holdings, Inc.	4,988	390,910
Corteva, Inc.	20,382	1,263,480
Dow, Inc.	21,289	651,231
DuPont de Nemours, Inc.	12,505	825,205
9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Materials — 2.0% (continued)
Eastman Chemical Co.	3,449	265,573
Ecolab, Inc.	7,529	1,893,017
Freeport-McMoRan, Inc.	42,726	1,539,418
International Flavors & Fragrances, Inc.	7,862	616,853
International Paper Co.	15,943	728,276
Linde PLC	14,279	6,471,671
LyondellBasell Industries NV, Cl. A	7,571	440,708
Martin Marietta Materials, Inc.	1,842	965,171
Newmont Corp.	34,383	1,811,296
Nucor Corp.	6,987	834,038
Packaging Corp. of America	2,786	517,109
PPG Industries, Inc.	7,047	767,136
Smurfit WestRock PLC	14,508	609,626
Steel Dynamics, Inc.	4,249	551,138
The Mosaic Company	9,776	297,190
The Sherwin-Williams Company	6,915	2,440,442
Vulcan Materials Co.	4,042	1,060,338
		28,390,701
Media & Entertainment — 8.2%
Alphabet, Inc., Cl. A	174,915	27,776,502
Alphabet, Inc., Cl. C	141,762	22,808,088
Charter Communications, Inc., Cl. A (a)	2,854	1,118,368
Comcast Corp., Cl. A	113,099	3,867,986
Electronic Arts, Inc.	7,091	1,028,833
Fox Corp., Cl. A	6,691	333,145
Fox Corp., Cl. B	4,002	185,053
Live Nation Entertainment, Inc. (a)	4,631	613,376
Match Group, Inc.	6,953	206,226
Meta Platforms, Inc., Cl. A	65,669	36,052,281
Netflix, Inc. (a)	12,827	14,516,573
News Corp., Cl. A	11,558	313,453
News Corp., Cl. B	3,394	106,640
Omnicom Group, Inc.	5,886	448,278
Paramount Global, Cl. B	16,145	189,542
Take-Two Interactive Software, Inc. (a)	4,925	1,149,101
The Interpublic Group of Companies, Inc.	11,545	290,010
The Walt Disney Company	54,210	4,930,400
TKO Group Holdings, Inc.	2,096	341,459
Warner Bros Discovery, Inc. (a)	65,932	571,630
		116,846,944
Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
AbbVie, Inc.	52,938	10,328,204
Agilent Technologies, Inc.	8,368	900,397
Amgen, Inc.	16,109	4,686,430
Biogen, Inc. (a)	4,531	548,613
Bio-Techne Corp.	4,646	233,926
Bristol-Myers Squibb Co.	60,824	3,053,365
Charles River Laboratories International, Inc. (a)	1,671	198,214
Danaher Corp.	19,192	3,825,541
Eli Lilly & Co.	23,628	21,240,391
Gilead Sciences, Inc.	37,372	3,981,613
10

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.1% (continued)
Incyte Corp. (a)	4,629	290,053
IQVIA Holdings, Inc. (a)	5,002	775,660
Johnson & Johnson	72,197	11,285,113
Merck & Co., Inc.	75,856	6,462,931
Mettler-Toledo International, Inc. (a)	624	668,036
Moderna, Inc. (a)	9,624	274,669
Pfizer, Inc.	169,937	4,148,162
Regeneron Pharmaceuticals, Inc.	3,122	1,869,329
Revvity, Inc.	3,699	345,598
Thermo Fisher Scientific, Inc.	11,470	4,920,630
Vertex Pharmaceuticals, Inc. (a)	7,700	3,923,150
Viatris, Inc.	35,538	299,230
Waters Corp. (a)	1,833	637,389
West Pharmaceutical Services, Inc.	2,247	474,769
Zoetis, Inc.	13,428	2,100,139
		87,471,552
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A (a)	8,717	1,065,043
CoStar Group, Inc. (a)	12,865	954,197
		2,019,240
Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc. (a)	48,593	4,730,529
Analog Devices, Inc.	15,029	2,929,453
Applied Materials, Inc.	24,371	3,672,953
Broadcom, Inc.	140,560	27,053,583
Enphase Energy, Inc. (a)	4,280	190,845
First Solar, Inc. (a)	3,157	397,214
Intel Corp.	129,350	2,599,935
KLA Corp.	3,985	2,800,220
Lam Research Corp.	38,375	2,750,336
Microchip Technology, Inc.	15,985	736,589
Micron Technology, Inc.	33,161	2,551,739
Monolithic Power Systems, Inc.	1,407	834,492
NVIDIA Corp.	734,384	79,989,105
NXP Semiconductors NV	7,696	1,418,450
ON Semiconductor Corp. (a)	13,024	517,053
QUALCOMM, Inc.	33,166	4,923,824
Skyworks Solutions, Inc.	4,454	286,303
Teradyne, Inc.	5,059	375,428
Texas Instruments, Inc.	27,298	4,369,045
		143,127,096
Software & Services — 11.6%
Accenture PLC, Cl. A	18,756	5,610,857
Adobe, Inc. (a)	13,054	4,894,989
Akamai Technologies, Inc. (a)	4,225	340,451
ANSYS, Inc. (a)	2,672	860,063
Autodesk, Inc. (a)	6,465	1,773,026
Cadence Design Systems, Inc. (a)	8,270	2,462,310
Cognizant Technology Solutions Corp., Cl. A	14,948	1,099,724
CrowdStrike Holdings, Inc., Cl. A (a)	7,452	3,195,939
EPAM Systems, Inc. (a)	1,776	278,672
11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Software & Services — 11.6% (continued)
Fair Isaac Corp. (a)	727	1,446,497
Fortinet, Inc. (a)	19,258	1,998,210
Gartner, Inc. (a)	2,292	965,115
Gen Digital, Inc.	16,666	431,150
GoDaddy, Inc., Cl. A (a)	4,166	784,583
International Business Machines Corp.	27,727	6,704,943
Intuit, Inc.	8,394	5,266,983
Microsoft Corp.	222,924	88,112,940
Oracle Corp.	48,646	6,845,465
Palantir Technologies, Inc., Cl. A (a)	61,468	7,280,270
Palo Alto Networks, Inc. (a)	19,854	3,711,308
PTC, Inc. (a)	3,498	542,085
Roper Technologies, Inc.	3,219	1,802,898
Salesforce, Inc.	28,698	7,711,440
ServiceNow, Inc. (a)	6,177	5,899,097
Synopsys, Inc. (a)	4,672	2,144,495
Tyler Technologies, Inc. (a)	1,300	706,290
VeriSign, Inc. (a)	2,414	681,038
Workday, Inc., Cl. A (a)	6,469	1,584,905
		165,135,743
Technology Hardware & Equipment — 8.5%
Amphenol Corp., Cl. A	36,143	2,781,204
Apple, Inc.	450,468	95,724,450
Arista Networks, Inc. (a)	31,142	2,562,052
CDW Corp.	3,925	630,198
Cisco Systems, Inc.	119,431	6,894,752
Corning, Inc.	22,846	1,013,906
Dell Technologies, Inc., Cl. C	9,365	859,332
F5, Inc. (a)	1,794	474,944
Hewlett Packard Enterprise Co.	38,674	627,292
HP, Inc.	27,957	714,861
Jabil, Inc.	3,236	474,268
Juniper Networks, Inc.	9,972	362,183
Keysight Technologies, Inc. (a)	5,301	770,765
Motorola Solutions, Inc.	5,011	2,206,794
NetApp, Inc.	6,320	567,220
Seagate Technology Holdings PLC	6,046	550,367
Super Micro Computer, Inc. (a)	15,001	477,932
TE Connectivity PLC	8,877	1,299,415
Teledyne Technologies, Inc. (a)	1,366	636,597
Trimble, Inc. (a)	7,170	445,544
Western Digital Corp. (a)	10,596	464,741
Zebra Technologies Corp., Cl. A (a)	1,457	364,716
		120,903,533
Telecommunication Services — 1.1%
AT&T, Inc.	215,253	5,962,508
T-Mobile US, Inc.	14,380	3,551,141
Verizon Communications, Inc.	126,237	5,562,002
		15,075,651
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	3,486	311,021
12

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Transportation — 1.4% (continued)
CSX Corp.	57,926	1,625,983
Delta Air Lines, Inc.	18,984	790,304
Expeditors International of Washington, Inc.	4,053	445,465
FedEx Corp.	6,596	1,387,337
J.B. Hunt Transport Services, Inc.	2,411	314,828
Norfolk Southern Corp.	6,876	1,540,568
Old Dominion Freight Line, Inc.	5,577	854,843
Southwest Airlines Co.	17,076	477,445
Uber Technologies, Inc. (a)	62,643	5,074,709
Union Pacific Corp.	18,121	3,907,975
United Airlines Holdings, Inc. (a)	10,166	699,624
United Parcel Service, Inc., Cl. B	21,793	2,076,873
		19,506,975
Utilities — 2.5%
Alliant Energy Corp.	7,577	462,500
Ameren Corp.	8,161	809,898
American Electric Power Co., Inc.	15,806	1,712,422
American Water Works Co., Inc.	5,924	870,887
Atmos Energy Corp.	4,870	782,268
CenterPoint Energy, Inc.	20,027	776,647
CMS Energy Corp.	8,958	659,757
Consolidated Edison, Inc.	10,256	1,156,364
Constellation Energy Corp.	9,300	2,077,992
Dominion Energy, Inc.	25,122	1,366,134
DTE Energy Co.	6,056	829,672
Duke Energy Corp.	23,224	2,833,793
Edison International	11,452	612,797
Entergy Corp.	13,097	1,089,278
Evergy, Inc.	7,019	485,013
Eversource Energy	11,073	658,622
Exelon Corp.	29,956	1,404,936
FirstEnergy Corp.	15,713	673,773
NextEra Energy, Inc.	61,666	4,124,222
NiSource, Inc.	13,923	544,529
NRG Energy, Inc.	6,264	686,409
PG&E Corp.	66,967	1,106,295
Pinnacle West Capital Corp.	3,413	324,849
PPL Corp.	21,504	784,896
Public Service Enterprise Group, Inc.	15,026	1,201,028
Sempra	18,961	1,408,233
The AES Corp.	21,781	217,810
The Southern Company	32,821	3,015,922
Vistra Corp.	10,098	1,309,004
WEC Energy Group, Inc.	9,647	1,056,539
Xcel Energy, Inc.	17,220	1,217,454
		36,259,943
Total Common Stocks (cost $283,126,882)		1,415,309,761

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $9,738,091)	4.45	9,738,091	9,738,091
Total Investments (cost $292,864,973)		100.2%	1,425,047,852
Liabilities, Less Cash and Receivables		(.2%)	(2,581,893)
Net Assets		100.0%	1,422,465,959

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	10,673,495	259,658,479	(260,593,883)	9,738,091	374,541

†	Includes reinvested dividends/distributions.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	40	6/20/2025	10,858,038	11,174,000	315,962
Gross Unrealized Appreciation					315,962
See notes to financial statements.
14

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	283,126,882	1,415,309,761
Affiliated issuers	9,738,091	9,738,091
Cash collateral held by broker—Note 4		939,000
Dividends receivable		846,513
Receivable for shares of Common Stock subscribed		253,332
Receivable for futures variation margin—Note 4		823
		1,427,087,520
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc.—Note 3(b)		211,846
Payable for shares of Common Stock redeemed		4,212,765
Payable for investment securities purchased		173,714
Directors’ fees and expenses payable		22,947
Interest payable—Note 2		289
		4,621,561
Net Assets ($)		1,422,465,959
Composition of Net Assets ($):
Paid-in capital		2,020,040
Total distributable earnings (loss)		1,420,445,919
Net Assets ($)		1,422,465,959
Shares Outstanding
(150 million shares of $.001 par value Common Stock authorized)		29,368,893
Net Asset Value Per Share ($)		48.43
See notes to financial statements.
15

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,649 foreign taxes withheld at source):
Unaffiliated issuers	11,223,833
Affiliated issuers	374,541
Interest	5,242
Total Income	11,603,616
Expenses:
Management fee—Note 3(a)	1,659,306
Directors’ fees—Notes 3(a) and 3(c)	105,550
Loan commitment fees—Note 2	16,400
Interest expense—Note 2	289
Total Expenses	1,781,545
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(105,550)
Net Expenses	1,675,995
Net Investment Income	9,927,621
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	285,662,073
Net realized gain (loss) on futures	(86,000)
Net Realized Gain (Loss)	285,576,073
Net change in unrealized appreciation (depreciation) on investments	(314,163,633)
Net change in unrealized appreciation (depreciation) on futures	365,882
Net Change in Unrealized Appreciation (Depreciation)	(313,797,751)
Net Realized and Unrealized Gain (Loss) on Investments	(28,221,678)
Net (Decrease) in Net Assets Resulting from Operations	(18,294,057)
See notes to financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	9,927,621	23,788,221
Net realized gain (loss) on investments	285,576,073	446,521,990
Net change in unrealized appreciation (depreciation) on investments	(313,797,751)	120,436,485
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,294,057)	590,746,696
Distributions ($):
Distributions to shareholders	(389,608,909)	(423,200,340)
Capital Stock Transactions ($):
Net proceeds from shares sold	66,060,200	103,935,582
Distributions reinvested	324,269,977	337,164,778
Cost of shares redeemed	(371,057,852)	(601,553,336)
Increase (Decrease) in Net Assets from Capital Stock Transactions	19,272,325	(160,452,976)
Total Increase (Decrease) in Net Assets	(388,630,641)	7,093,380
Net Assets ($):
Beginning of Period	1,811,096,600	1,804,003,220
End of Period	1,422,465,959	1,811,096,600
Capital Share Transactions (Shares):
Shares sold	1,227,670	1,801,707
Shares issued for distributions reinvested	6,250,148	6,464,382
Shares redeemed	(7,028,157)	(10,428,670)
Net Increase (Decrease) in Shares Outstanding	449,661	(2,162,581)
See notes to financial statements.
17

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class I		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	62.63	58.04	62.55	83.14	60.98	58.54
Investment Operations:
Net investment income(a)	.32	.76	.88	.93	.94	1.00
Net realized and unrealized gain (loss) on investments	(.59 )	18.10	4.28	(11.62)	24.32	4.45
Total from Investment Operations	(.27 )	18.86	5.16	(10.69)	25.26	5.45
Distributions:
Dividends from net investment income	(.38 )	(.84 )	(.92 )	(.98 )	(.97 )	(1.03)
Dividends from net realized gain on investments	(13.55)	(13.43)	(8.75)	(8.92)	(2.13)	(1.98)
Total Distributions	(13.93)	(14.27)	(9.67)	(9.90)	(3.10)	(3.01)
Net asset value, end of period	48.43	62.63	58.04	62.55	83.14	60.98
Total Return (%)	(1.87)(b)	37.72	9.87	(14.78)	42.64	9.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21 (c)	.22	.22	.23	.21	.21
Ratio of net expenses to average net assets(d)	.20 (c)	.20	.21	.22	.20	.20
Ratio of net investment income to average net assets(d)	1.20 (c)	1.30	1.50	1.34	1.27	1.70
Portfolio Turnover Rate	1.05 (b)	2.44	1.85	1.84	3.27	2.56
Net Assets, end of period ($ x 1,000)	1,422,466	1,811,097	1,804,003	2,301,210	3,274,123	2,766,097

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Institutional S&P 500 Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Service Plan fees. Class I shares are offered without a front-end sales charge or a contingent deferred sales charge.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,415,309,761	—	—	1,415,309,761
Investment Companies	9,738,091	—	—	9,738,091
	1,425,047,852	—	—	1,425,047,852
Other Financial Instruments:
Futures††	315,962	—	—	315,962
	315,962	—	—	315,962

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in
20

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income $25,499,781 and long-term capital gains $397,700,559. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to
21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended April 30, 2025, the fund was charged $289 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended April 30, 2025 was approximately $11,050 with a related weighted average annualized interest rate of 5.27%. As of April 30, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .20% of the value of the fund’s average daily net assets. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, commitment fees on borrowings and extraordinary expenses not incurred in the ordinary course of the fund’s business, and the fees and expenses of the non-interested board members and their counsel. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2025, fees reimbursed by the Adviser amounted to $105,550.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc.” in the Statement of Assets and Liabilities consist of: Management fee of $228,346, which are offset against an expense reimbursement currently in effect in the amount of $16,500.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2025, amounted to $17,304,064 and $374,930,845, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2025 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
22

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Fair value of derivative instruments as of April 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	315,962 (1)	Equity Risk	-
Gross fair value of derivative contracts	315,962		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	(86,000)	(86,000)
Total	(86,000)	(86,000)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	365,882	365,882
Total	365,882	365,882

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	15,873,875
At April 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,132,498,841, consisting of $1,147,224,272 gross unrealized appreciation and $14,725,431 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
24

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
25

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.
26

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on February 26-27, 2025, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional S&P 500 index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional S&P 500 index funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional S&P 500 index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was slightly below the Performance Group median for all periods and slightly above the Performance Universe median for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for each of the three-, five- and ten-year periods and a four star overall rating from Morningstar based on Morningstar’s risk adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense waiver agreement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by one other fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
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In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.
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© 2025 BNY Mellon Securities Corporation
Code-0713NCSRSA0425

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 26, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 26, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)